           As filed with the U.S. Securities and Exchange Commission
                                on May 12, 2000

                       Securities Act File No. 333-92935
                   Investment Company Act File No. 811-09729

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

 [x]       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
 [x]                  Post-Effective Amendment No. 2

                                    and/or


 [x]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
 [x]                         Amendment No. 2

                       (Check appropriate box or boxes) [_]

                                 iShares Trust
               ------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

          c/o Investors Bank & Trust Company
          200 Clarendon Street
          Boston, MA                                            02116
          ----------------------------------------            ---------
          (Address of Principal Executive Office)             (Zip Code)

      Registrant's Telephone Number, including Area Code:  (415) 597-2000

          The Corporation Trust Company
          1209 Orange Street
          Wilmington, DE 19801
          ----------------------------------------
          (Name and Address of Agent for Service)

                 Approximate Date of Proposed Public Offering
   As Soon as Practicable Following the Effective Date of this Registration
                                   Statement

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to    [ ] On (date) pursuant to
    paragraph (b)                              paragraph (b)

[x] 60 days after filing pursuant to       [ ] On (date) pursuant to paragraph
    paragraph (a)(1)                           (a)(1)

[ ] 75 days after filing pursuant to       [ ] On (date) pursuant to paragraph
    paragraph (a)(2)                           (a)(2) of Rule 485

If appropriate, check the following box:

[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             CROSS-REFERENCE SHEET
                                   FORM N-1A


PART A

Form N-1A Item                           Prospectus Captions
Number

Item 1                                   Front and Back Cover Pages

Item 2                                   Description of iShares Funds

Item 3                                   Descriptions of iShares Funds

Item 4                                   Overview; Description of iShares Funds

Item 5                                   Not Applicable

Item 6                                   Management

Item 7                                   Shareholder Information

Item 8                                   Description of iShares Funds

Item 9                                   Not Applicable

PART B

Form N-1A Item                           Statement of Additional Information
Number

Item 10.                                 Cover Page; Table of Contents

Item 11.                                 General Description of the Trust and
                                         its Funds

Item 12. General Description of the Trust and its Funds; Investment Strategies and Risks; Investment Limitations

Item 13.                                 Management

Item 14.                                 Not Applicable

Item 15.                                 Management

Item 16.                                 Brokerage Transactions

Item 17.                                 Additional Information Concerning the
                                         Trust

Item 18. Creation and Redemption of Creation Unit Aggregations; Determination of NAV; Dividends and Distributions

Item 19.                                 Taxes

Item 20.                                 Not Applicable

Item 21.                                 Performance and Other Information

Item 22.                                 Financial Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

                                 iShares (SM)

                                 iShares Trust



         The iShares Trust consists of 35 separate investment portfolios called "Funds". Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by one of three "Index Providers": Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Company and Frank Russell Company. Barclays Global Fund Advisors is the advisor to each Fund.

         Not all Funds are available as of the date of this Prospectus.

         For a listing of the Funds and their anticipated offering dates, please see the next page.

         The shares of each Fund, called "iShares", are listed for trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. iShares will trade on the AMEX at market prices throughout the trading day. Market prices for iShares may be different from their net asset value ("NAV").

         Each Fund issues and redeems iShares at NAV - only in large blocks of 50,000 iShares or multiples thereof. These "Creation Unit" transactions are usually in exchange for a basket of stocks and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

         Except when aggregated in Creation Units, iShares are not redeemable securities.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                  Prospectus
                                 May 12, 2000

---------------------------------------------------------
                   Offering Date
                    May 15, 2000
---------------------------------------------------------
iShares S&P 500
     Index Fund
iShares Russell 1000
     Index Fund
iShares Dow Jones U.S. Technology
     Sector Index Fund
iShares Dow Jones U.S. Internet
     Index Fund
---------------------------------------------------------
                   Offering Date
                    May 22, 2000
---------------------------------------------------------
iShares S&P MidCap 400
     Index Fund
iShares S&P SmallCap 600
     Index Fund
iShares S&P 500/BARRA Growth
     Index Fund
iShares S&P 500/BARRA Value
     Index Fund
iShares Russell 3000
     Index Fund
iShares Russell 2000
     Index Fund
iShares Russell 1000 Growth
     Index Fund
iShares Russell 1000 Value
     Index Fund
iShares Dow Jones U.S. Financial
     Sector Index Fund
iShares Dow Jones U.S. Telecommunications
     Sector Index Fund
---------------------------------------------------------


                iShares of the Funds are being offered

                  for sale as of the dates indicated.


---------------------------------------------------------
                     Offering Date
                     June 12, 2000
---------------------------------------------------------
iShares Dow Jones U.S. Total Market
     Index Fund
iShares Dow Jones U.S. Basic Materials
     Sector Index Fund
iShares Dow Jones U.S. Consumer Cyclical
     Sector Index Fund
iShares Dow Jones U.S. Consumer Non-Cyclical Sector
     Index Fund
iShares Dow Jones U.S. Energy
     Sector Index Fund
iShares Dow Jones U.S. Healthcare
     Sector Index Fund
iShares Dow Jones U.S. Industrial
     Sector Index Fund
iShares Dow Jones U.S. Utilities
     Sector Index Fund
iShares Dow Jones U.S. Chemicals
     Index Fund
iShares Dow Jones U.S. Financial Services
     Index Fund
iShares Dow Jones U.S. Real Estate
     Index Fund
iShares S&P Europe 350
     Index Fund
iShares S&P/TSE 60
     Index Fund
---------------------------------------------------------
                     Offering Date
                      July 7, 2000
---------------------------------------------------------
iShares S&P MidCap400/BARRA Growth
     Index Fund
iShares S&P MidCap400/BARRA Value
     Index Fund
iShares S&P SmallCap 600/BARRA Growth
     Index Fund
iShares S&P SmallCap 600/BARRA Value
     Index Fund
iShares Russell 2000 Growth
     Index Fund
iShares Russell 2000 Value
     Index Fund
iShares Russell 3000 Growth
     Index Fund
iShares Russell 3000 Value
     Index Fund
---------------------------------------------------------

                               Table of Contents

Details on Investing in iShares                  Overview..................................................     1
                                                 Introduction..............................................     1
                                                 Investment Objective......................................     1
                                                 Principal Investment Strategies...........................     1
                                                 Replication...............................................     2
                                                 Representative Sampling...................................     2
                                                 Correlation...............................................     2
                                                 Industry Concentration Policy.............................     2

Details on the Risks of                          Principal Risk Factors Common to All Funds................     3
Investing in iShares                             Market Risk...............................................     3
                                                 Asset Class Risk..........................................     3
                                                 Passive Investments.......................................     3
                                                 Tracking Error Risk.......................................     3
                                                 Lack of Governmental Insurance or Guarantee...............     3
                                                 Concentration.............................................     3
                                                 Derivatives...............................................     4
                                                 Market Trading Risks......................................     4
                                                     Absence of Prior Active Market........................     4
                                                     Lack of Market Liquidity..............................     4
                                                     iShares May Trade at Prices Other than NAV............     4

Details on Each iShares Fund                     Description of iShares S&P Index Funds....................     5
                                                 iShares S&P 500 Index Fund................................     6
                                                 iShares S&P 500/BARRA Growth Index Fund...................     8
                                                 iShares S&P 500/BARRA Value Index Fund....................    11
                                                 iShares S&P MidCap 400 Index Fund.........................    13
                                                 iShares S&P MidCap 400/BARRA
                                                   Growth Index Fund.......................................    15
                                                 iShares S&P MidCap 400/BARRA
                                                   Value Index Fund........................................    18
                                                 iShares S&P SmallCap 600 Index Fund.......................    21
                                                 iShares S&P SmallCap 600/BARRA
                                                   Growth Index Fund.......................................    23
                                                 iShares S&P SmallCap 600/BARRA
                                                   Value Index Fund........................................    26
                                                 iShares S&P Europe 350 Index Fund.........................    29
                                                 iShares S&P/TSE 60 Index Fund.............................    32
                                                 Description of iShares Dow Jones U.S.
                                                   Index Funds.............................................    35
                                                 iShares Dow Jones U.S. Total Market
                                                   Index Fund..............................................    36
                                                 iShares Dow Jones U.S. Basic Material
                                                   Sector Index Fund.......................................    38
                                                 iShares Dow Jones U.S. Consumer Cyclical
                                                   Sector Index Fund.......................................    41
                                                 iShares Dow Jones U.S. Consumer Non-Cyclical
                                                   Sector Index Fund.......................................    44
                                                 iShares Dow Jones U.S. Energy
                                                   Sector Index Fund.......................................    46

                                                 iShares Dow Jones U.S. Financial
                                                   Sector Index Fund.......................................    48
                                                 iShares Dow Jones U.S. Healthcare
                                                   Sector Index Fund.......................................    51
                                                 iShares Dow Jones U.S. Industrial
                                                   Sector Index Fund.......................................    54
                                                 iShares Dow Jones U.S. Technology
                                                   Sector Index Fund.......................................    57
                                                 iShares Dow Jones U.S. Telecommunications
                                                   Sector Index Fund.......................................    60
                                                 iShares Dow Jones U.S. Utilities
                                                   Sector Index Fund.......................................    63
                                                 iShares Dow Jones U.S. Chemicals
                                                   Index Fund..............................................    66
                                                 iShares Dow Jones U.S. Financial
                                                   Services Index Fund.....................................    69
                                                 iShares Dow Jones U.S. Internet
                                                   Index Fund..............................................    72
                                                 iShares Dow Jones U.S. Real Estate
                                                   Index Fund..............................................    75

                                                 Description of iShares Russell Index Funds................    78
                                                 iShares Russell 3000 Index Fund...........................    79
                                                 iShares Russell 3000 Growth Index Fund....................    81
                                                 iShares Russell 3000 Value Index Fund.....................    83
                                                 iShares Russell 2000 Index Fund...........................    85
                                                 iShares Russell 2000 Growth Index Fund....................    87
                                                 iShares Russell 2000 Value Index Fund.....................    90
                                                 iShares Russell 1000 Index Fund...........................    93
                                                 iShares Russell 1000 Growth Index Fund....................    95
                                                 iShares Russell 1000 Value Index Fund.....................    98

Details on Management and
Operations                                       Management................................................   100
                                                 Investment Advisor........................................   100
                                                 Administrator, Custodian, Transfer Agent and Securities
                                                   Lending Agent...........................................   100

Details on Buying and Selling iShares            Shareholder Information...................................   100
                                                 Buying and Selling iShares................................   100
                                                 Book Entry................................................   101
                                                 iShare Prices.............................................   101
                                                 Determining NAV...........................................   101
                                                 Dividends and Distributions...............................   101
                                                 Taxes.....................................................   101
                                                 Taxes on Distributions....................................   102
                                                 Taxes when iShares are Sold on the AMEX...................   102
                                                 Creations and Redemptions.................................   103

                                                 iShares Index Funds Transaction Fees......................   103
                                                 Distribution..............................................   105

                                                 Index Providers...........................................   105

                                   Overview


Introduction

     This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund.

     An index is a group of stocks that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the stocks in the index and publishes information regarding the market value of the index.

     Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Barclays Global
Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with any of the Index Providers:

            Standard & Poor's, a division of The McGraw-Hill Companies, Inc. provides financial, economic and investment information and analytical services to the financial community;

            Dow Jones & Company publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers; and

            Frank Russell Company is an investment services firm that offers a variety of investment management products and services.

     The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

     Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

     BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis.

     Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

     Each Fund will invest at least 90% of its total assets in the stocks of its Underlying Index. A Fund may hold up to 10% of its total assets in stocks not included in its Underlying Index. For example, BGFA may invest in stocks not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). As long as a Fund invests at least 90% of its total assets in the stocks of its Underlying Index, it may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents.

     BGFA uses two basic indexing strategies - Replication and Representative Sampling - as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

     "Replication" is investing in substantially all of the stocks in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

     "Representative Sampling" is investing in a representative sample of stocks in the Underlying Index, which have a similar investment profile as the Underlying Index. Stocks selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the stocks that are included in the relevant Underlying Index.

Correlation


     An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

     BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error". A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

     No Fund will concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

     Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

     Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

     The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

     The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select stocks or to take defensive positions in declining markets.

Tracking Error Risk

     Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's stocks and those in its Underlying Index, rounding of share prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Lack of Governmental Insurance or Guarantee

     An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration


     If the Underlying Index of a Fund concentrates in a particular industry or a group of industries, that Fund may be adversely affected by the performance of those stocks and be subject to price volatility. In addition, a Fund that concentrates in a single industry or a group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

     A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.



Market Trading Risks

Absence of Prior Active Market


     Although the iShares described in this Prospectus are listed for trading on the AMEX, there can be no assurance that an active trading market will develop or be maintained.

Lack of Market Liquidity


     Trading in iShares on the AMEX may be halted because of market conditions or for reasons that, in the view of the AMEX, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

     iShares may trade below, at, or above their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand on the AMEX. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.


     Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

                         Description of iShares Funds



                            iShares S&P Index Funds



                          iShares S&P 500 Index Fund
                    iShares S&P 500/BARRA Growth Index Fund
                    iShares S&P 500/BARRA Value Index Fund
                       iShares S&P MidCap 400 Index Fund
                iShares S&P MidCap 400/BARRA Growth Index Fund
                 iShares S&P MidCap 400/BARRA Value Index Fund
                      iShares S&P SmallCap 600 Index Fund
               iShares S&P SmallCap 600/BARRA Growth Index Fund
                iShares S&P SmallCap 600/BARRA Value Index Fund
                       iShares S&P Europe 350 Index Fund
                         iShares S&P/TSE 60 Index Fund

     "Standard & Poor's(R)", "S&P(R)", "S&P500(R)", "Standard & Poor's 500", "S&P 500 Index", "S&P MidCap 400 Index", "S&P SmallCap 600 Index", "S&P 500/BARRA Growth Index", "Standard & Poor's 500/BARRA Growth Index", "S&P 500/BARRA Value Index", "Standard & Poor's 500/BARRA Value Index", "S&P MidCap 400/BARRA Growth Index", "S&P MidCap 400/BARRA Value Index", "S&P SmallCap 600/BARRA Growth Index", "S&P SmallCap 600/BARRA Value Index", "S&P Europe 350 Index", and "S&P/TSE 60 Index" are trademarks of Standard & Poor's and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P indices are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares.

     "TSE" is a trademark of the Toronto Stock Exchange.

iShares S&P 500 Index Fund
Cusip: 464287200
AMEX Trading Symbol: IVV

Underlying Index: Standard & Poor's 500 Index

Investment Objective

     The S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 77% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares.

     As of March 31, 2000, the Index consisted of 500 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and General Electric Company (which comprised 4.36%, 4.17% and 4.01%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information


     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below)...................................  None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees............................................  0.09%

          Distribution and Service (12b-1) Fees......................  None

          Other Expenses***..........................................  None

          Total Annual Fund Operating Expenses.......................  0.09%
                                                                       ------

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expenses, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year     3 Years
                       ------     -------
                         $10        $31



Creation Transaction Fees and Redemption Transaction Fees


     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $2,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $7,492,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $2,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $7,492,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,258 if the Creation Unit is redeemed after one year, and $26,880 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P 500/BARRA Growth Index Fund
Cusip: 464287309
AMEX Trading Symbol: IVW

Underlying Index: Standard & Poor's 500/BARRA Growth Index

Investment Objective

     The S&P 500/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/BARRA Growth Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios in the S&P 500 Index, representing approximately 50% of the market capitalization of the S&P 500 Index. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 110 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and General Electric Company (which comprised 8.02%, 7.67% and 7.38%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 .  Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information


     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below)...........................     None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees....................................     0.18%

          Distribution and Service (12b-1) Fees..............     None

          Other Expenses***..................................     None

          Total Annual Fund Operating Expenses...............     0.18%
                                                                  ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                              1 Year     3 Years
                              ------     -------
                                $18        $58


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,612,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,612,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $9,509 if the Creation Unit is redeemed after one year, and $27,825 if the Creation Unit is redeemed after three years.

_____________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P 500/BARRA Value Index Fund
Cusip:  464287408

AMEX Trading Symbol: IVE

Underlying Index: Standard & Poor's 500/BARRA Value Index

Investment Objective

     The S&P 500/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/BARRA Value Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those stocks with the lowest price-to-book ratios in the S&P 500 Index, representing approximately 50% of the market capitalization of the S&P 500 Index. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 390 stocks. Its three largest stocks were Exxon Mobil Corporation, Citigroup, Inc. and AT&T Corporation (which comprised 4.64%, 3.46% and 3.11%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 .  Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information


     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................     None

  Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................     0.18%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................     0.18%
                                                                                                    -----

________

* You will incur customary brokerage commissions when buying or selling shares of the Fund.
**      Expressed as a percentage of average net assets.
*** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year            3 Years
                       ------            -------
                        $18                $58


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,046,050. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,046,050 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,620 if the Creation Unit is redeemed after one year, and $20,717 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P MidCap 400 Index Fund
Cusip:  464287507
AMEX Trading Symbol: IJH
Underlying Index: Standard & Poor's MidCap 400 Index

Investment Objective


     The S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 6% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.


     As of March 31, 2000, the Index consisted of 400 stocks. Its three largest stocks were Veritas Software Corporation, Siebel Systems, Inc. and Maxim Integrated Products, Inc. (which comprised 4.93%, 2.23% and 1.91%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 .   Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.
 .   Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.
 .   Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information


     As of the date of this Prospectus, the Fund has been in operation for less
than one full calendar year and therefore   does not report its annual total
returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................     None

  Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................     0.20%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................     0.20%
                                                                                                    -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.


Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year        3 Years
                       ------        -------
                        $21            $65


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,996,960. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,996,960 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,244 if the Creation Unit is redeemed after one year, and $35,293 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P MidCap 400/BARRA Growth Index Fund
Cusip:  464287606
AMEX Trading Symbol: IJK

Underlying Index: Standard & Poor's MidCap 400/BARRA Growth Index

Investment Objective

     The S&P MidCap 400/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/BARRA Growth Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.


     As of March 31, 2000, the Index consisted of 126 stocks. Its three largest stocks were Veritas Software Corporation, Siebel Systems Inc. and Maxim Integrated Products, Inc. (which comprised 8.76%, 3.96% and 3.39%, respectively, of its market capitalization).

Principal Risks Specific to the Fund


 .   Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.
 .   Mid-capitalization companies normally have less diverse product lines than large- capitalization companies and thus are more susceptible to adverse developments concerning their products.
 .   Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 .   Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .   The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information


     As of the date of this Prospectus, the Fund has been in operation for less
than one full calendar year and therefore   does not report its annual total
returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................     None

  Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................     0.25%

          Distribution and Service (12b-1) Fees................................................     None

          Other Expenses***....................................................................     None

          Total Annual Fund Operating Expenses.................................................     0.25%
                                                                                                    -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year       3 Years
                       ------       -------
                        $26           $81


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $6,800,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $6,800,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,425 if the Creation Unit is redeemed after one year, and $55,932 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P MidCap 400/BARRA Value Index Fund
Cusip:  464287705
AMEX Trading Symbol: IJJ
Underlying Index: Standard & Poor's MidCap 400/BARRA Value Index

Investment Objective

     The S&P MidCap 400/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/BARRA Value Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 274 stocks. Its three largest stocks were Dynegy Inc., Montana Power Co. and Telephone and Data Systems, Inc. (which comprised 1.94%, 1.56% and 1.52%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

 . Mid-capitalization companies normally have less diverse product lines than large- capitalization companies and thus are more susceptible to adverse developments concerning their products.

 . Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.




 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.




 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information





     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.25%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.25%
                                                                                                     -----

________
     * You will incur customary brokerage commissions when buying or selling shares of the Fund.
     **   Expressed as a percentage of average net assets.
    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year                3 Years
                       ------                -------
                        $26                    $81


Creation Transaction Fees and Redemption for Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,604,750. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,604,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,737 if the Creation Unit is redeemed after one year, and $31,620 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P SmallCap 600 Index Fund
Cusip:  464287804
AMEX Trading Symbol: IJR

Underlying Index: Standard & Poor's SmallCap 600 Index

Investment Objective

     The S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 2.5% of the market capitalization of the U.S. equity market. The stocks in the
Index:




     .    Have been traded for at least six months;
     . Have a price greater than $1 on any three or more business days during a 12-month period;
     . Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and
     .    Have a bid-asked spread of 5% or less.

     As of March 31, 2000, the Index consisted of 600 stocks. The Index's three largest stocks were Mercury Interactive Corporation, MarchFirst Inc. and IDEC Pharmaceuticals Corporation (which comprised 1.54%, 1.30% and 1.05%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 .    Small-capitalization companies may be less financially secure than larger, more established companies.
 .    Small-capitalization companies may depend on a small number of essential personnel and thus more vulnerable to personnel loss.
 .    Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

 .    Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.




 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information





     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.




Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.20%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.20%
                                                                                                     ------

________
     * You will incur customary brokerage commissions when buying or selling shares of the Fund.
     **   Expressed as a percentage of average net assets.
    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.


Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year                 3 Years
                       ------                 -------
                        $21                     $65



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $2,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $5,223,750. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $2,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,223,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,709 if the Creation Unit is redeemed after one year, and $38,759 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P SmallCap 600/BARRA Growth Index Fund
Cusip:  464287887
AMEX Trading Symbol: IJT

Underlying Index: Standard & Poor's SmallCap 600/BARRA Growth Index

Investment Objective/Approach

     The S&P SmallCap 600/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/BARRA Growth Index (the "Index").

Principal Investment Strategy





     The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index, representing approximately 50% of the market capitalization of the S&P SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.




     As of March 31, 2000, the Index consisted of 197 stocks. Its largest stocks were Mercury Interactive Corporation, MarchFirst Inc. and IDEC Pharmaceuticals Corporation (which comprised 2.86%, 2.41% and 1.96%, respectively, of its market capitalization).


Principal Risks Specific to the Fund




 .    Small-capitalization companies may be less financially secure than larger, more established companies.
 .    Small-capitalization companies may depend on a small number of key personnel and thus are more vulnerable to personnel losses.

 .    Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
 .    Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 .    Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.25%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.25%
                                                                                                     -----

________
     * You will incur customary brokerage commissions when buying or selling shares of the Fund.
     **   Expressed as a percentage of average net assets.
    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year              3 Years
                       ------              -------
                         $26                 $81


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $750 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,259,250. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $750 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,259,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,414 if the Creation Unit is redeemed after one year, and $35,907 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P SmallCap 600/BARRA Value Index Fund
Cusip:  464287879
AMEX Trading Symbol: IJS
Underlying Index: Standard & Poor's SmallCap 600/BARRA Value Index

Investment Objective

     The S&P SmallCap 600/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/BARRA Value Index (the "Index").

Principal Investment Strategy





     The Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios in the S&P SmallCap 600 Index, representing approximately 50% of the market capitalization of the S&P SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.




     As of March 31, 2000, the Index consisted of 403 stocks. Its three largest stocks were International Rectifier Corporation, Centura Banks Inc. and Radian Group, Inc. (formerly CMAC Investment Corporation), (which comprised 1.27%, 0.99% and 0.97%, respectively, of its market capitalization).




Principal Risks Specific to the Fund





 .    Small-capitalization companies may be less financially secure than larger, more established companies.

 .    Small-capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

 .    Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.





 .    Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.



 .    Value stocks can continue to be inexpensive for long periods and may not ever realize their full value.




 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information





     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.25%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.25%
                                                                                                     -----

________
     * You will incur customary brokerage commissions when buying or selling shares of the Fund.
     **   Expressed as a percentage of average net assets.
    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.


Example


     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year              3 Years
                       ------              -------
                        $26                  $81




Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,750 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,301,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,750 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,301,0000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,959 if the Creation Unit is redeemed after one year, and $30,166 if the Creation Unit is redeemed after three years.




___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P Europe 350 Index Fund
Cusip:  464287861




AMEX Trading Symbol: IEV

Underlying Index: Standard & Poor's Europe 350 Index


Investment Objective


     The S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the "Index").

Principal Investment Strategy





     The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.


     As of March 31, 2000, the Index consisted of 350 stocks. Its three largest stocks were Vodafone AirTouch, Nokia AB and BP Amoco (which comprised 5.99%, 4.10% and 3.10%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 .    Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 .    An investment in the S&P Europe 350 Index Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component European countries. These risks include:

     .    Less liquid and less efficient securities markets;
     .    Greater price volatility;
     .    Exchange rate fluctuations and exchange controls;
     .    Local currency changes in interest rates;
     .    Less publicly available information about issuers;
     .    The imposition of withholding or other taxes;
     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;
     .    Higher transaction and custody costs and delays in attendant settlement procedures;
     .    Difficulties in enforcing contractual obligations;
     .    Lesser levels of regulation of the securities markets;
     .    Different accounting, disclosure and reporting requirements;
     .    More substantial government involvement in the economy;
     .    Higher rates of inflation;
     .    Greater social, economic and political uncertainty.
 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information





     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.




Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     -----

________
     * You will incur customary brokerage commissions when buying or selling shares of the Fund.
     **   Expressed as a percentage of average net assets.
    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except any future distribution fees or expenses and extraordinary expenses.


Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year                             3 Years
                       ------                             -------
                        $62                                 $194


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $12,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,377,425. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $12,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,377,425 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $44,771 if the Creation Unit is redeemed after one year, and $89,481 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares S&P/TSE 60 Index Fund
Cusip:  464287853
AMEX Trading Symbol: IKC

Underlying Index: Standard & Poor's/TSE 60 Index

Investment Objective




     The S&P/TSE 60 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSE 60 Index (the "Index"). "TSE" is a trademark of the Toronto Stock Exchange.

Principal Investment Strategy




     The Index measures the performance of the largest publicly traded stocks in Canada. The Index is maintained by the S&P Canadian Policy Committee, which is comprised of representatives of Standard & Poor's and the TSE. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available for investment by the general public. The Fund uses a Representative Sampling strategy to try to track the Index. The stocks in the Index are chosen for market size, liquidity and industry group representation.

     As of March 31, 2000, the Index consisted of 60 stocks. Its three largest stocks were Nortel Networks Corporation, BCE, Inc. and The Seagram Company Limited (which comprised 26.38%, 18.55% and 4.46%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in information technology, which comprised 31.04% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . Since the TSE is open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

 . An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on the TSE. These risks include:


     .    Less liquid and less efficient securities markets;


     .    Greater price volatility;


     .    Exchange rate fluctuations and exchange controls;


     .    Local currency changes in interest rates;


     .    Less publicly available information about issuers;


     .    The imposition of withholding or other taxes;


     . The imposition of restrictions on the expatriation of funds or other assets of the Fund;


     . Higher transaction and custody costs and delays in attendant settlement procedures;


     .    Different accounting, disclosure and reporting requirements;

     .    More substantial government involvement in the economy;


     .    Higher rates of inflation.



 . The Fund is classified as "non-diversified." A non-diversified fund may hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.




Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.50%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.50%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year                3 Years
                         ------                -------
                          $51                    $162




Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,844,450. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,844,450 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,078 if the Creation Unit is redeemed after one year, and $48,457 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

                         Description of iShares Funds



                      iShares Dow Jones U.S. Index Funds



                iShares Dow Jones U.S. Total Market Index Fund

           iShares Dow Jones U.S. Basic Materials Sector Index Fund

          iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund

        iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund

                iShares Dow Jones U.S. Energy Sector Index Fund

              iShares Dow Jones U.S. Financial Sector Index Fund

              iShares Dow Jones U.S. Healthcare Sector Index Fund

              iShares Dow Jones U.S. Industrial Sector Index Fund

              iShares Dow Jones U.S. Technology Sector Index Fund

          iShares Dow Jones U.S. Telecommunications Sector Index Fund

              iShares Dow Jones U.S. Utilities Sector Index Fund

                  iShares Dow Jones U.S. Chemicals Index Fund

             iShares Dow Jones U.S. Financial Services Index Fund

                  iShares Dow Jones U.S. Internet Index Fund

                 iShares Dow Jones U.S. Real Estate Index Fund


     Dow Jones, Dow Jones U.S. Basic Materials Sector Index, Dow Jones U.S. Consumer Cyclical Sector Index, Dow Jones U.S. Consumer Non-Cyclical Sector Index, Dow Jones U.S. Energy Sector Index, Dow Jones U.S. Financial Sector Index, Dow Jones U.S. Healthcare Sector Index, Dow Jones U.S. Industrial Sector Index, Dow Jones U.S. Technology Sector Index, Dow Jones U.S. Telecommunications Sector Index, Dow Jones U.S. Utilities Sector Index, Dow Jones U.S. Total Market Index, Dow Jones U.S. Chemicals Index, Dow Jones U.S. Financial Services Composite Index, Dow Jones U.S. Internet Index and Dow Jones U.S. Real Estate Index are servicemarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on Dow Jones indices are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representations regarding the advisability of investing in iShares.

iShares Dow Jones U.S. Total Market Index Fund
Cusip:  464287846
AMEX Trading Symbol: IYY

Underlying Index: Dow Jones U.S. Total Market Index


Investment Objective



     The Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Index").

Principal Investment Strategy




     The Index measures the performance of the U.S. equity broad market. The Fund uses a Replication strategy to try to track the Index. The Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Index is structured to represent approximately 95% of the market capitalization of all listed U.S. equity securities.


     As of March 31, 2000, the Index consisted of 2,024 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and General Electric Company (which comprised 3.55%, 3.40% and 3.27%, respectively, of its market capitalization).


Principal Risks Specific to the Fund



 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.20%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.20%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example


     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year                             3 Years
                         ------                             -------
                           $21                                 $65


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $8,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,544,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $8,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,544,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,265 if the Creation Unit is redeemed after one year, and $38,904 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Basic Materials Sector Index Fund
Cusip:  464287838
AMEX Trading Symbol: IYM
Underlying Index: Dow Jones U.S. Basic Materials Sector Index

Investment Objective


     The Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the basic materials economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel.

     As of March 31, 2000, the Index consisted of 87 stocks. Its three largest stocks were E. I. DuPont de Nemours and Company, Alcoa, Inc. and The Dow Chemical Company (which comprised 19.44%, 9.07% and 8.73%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in chemicals, which comprised 57.63% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund




 . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.


 . Production of industrial materials often exceeds demand as a result of over-
  building or economic downturns, leading to poor investment returns.
 . Companies in this sector are at risk for environmental damage and product liability claims.
 . Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.
 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.


Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year        3 Years
                         ------        -------
                          $62            $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $1,977,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,977,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,159 if the Creation Unit is redeemed after one year, and $39,330 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Cusip:  464287580
AMEX Trading Symbol: IYC

Underlying Index : Dow Jones U.S. Consumer Cyclical Sector Index


Investment Objective

     The Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronics companies, broadcasters and publishers.

     As of March 31, 2000, the Index consisted of 343 stocks. Its three largest stocks were Wal-Mart Stores, Inc., The Home Depot, Inc. and Time Warner, Inc. (which comprised 12.65%, 7.60% and 6.00% respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.
 . The success of companies in this sector depends heavily on disposable household income and consumer spending.
 . Companies in this sector are subject to severe competition.
 . Changes in demographics and consumer tastes can affect the success of consumer products.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.



 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses





     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.





     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year            3 Years
                         ------            -------
                           $62               $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,300,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,300,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,301 if the Creation Unit is redeemed after one year, and $66,997 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Cusip:  464287812
AMEX Trading Symbol: IYK

Underlying Index : Dow Jones U.S. Consumer Non-Cyclical Sector Index

Investment Objective

     The Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Non-Cyclical Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetics companies, food retailers, other food companies, tobacco and agricultural companies.

     As of March 31, 2000, the Index consisted of 148 stocks. Its three largest stocks were America Online, Inc., The Coca-Cola Company and Yahoo Inc. (which comprised 13.77%, 10.40% and 8.10%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in food and beverage, and consumer services, which comprised 34.44% and 31.29%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . The products of software companies may face produce obsolescence due to rapid technological developments and frequent new product introduction.

 . Software companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

 . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.
 . Tobacco companies may be adversely affected by new laws and/or by litigation. . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year              3 Years
                         ------              -------
                          $62                  $194


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,061,300. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,061,300 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,677 if the Creation Unit is redeemed after one year, and $40,964 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Energy Sector Index Fund
Cusip: 464287796
AMEX Trading Symbol: IYE

Underlying Index : Dow Jones U.S. Energy Sector Index

Investment Objective

     The Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the energy sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines.

     As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Exxon Mobil Corporation, Chevron Corporation and Schlumberger Limited (which comprised 37.95%, 8.55% and 5.93%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in oil and gas, which comprised 99.88% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 .    The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.
 .    Companies in this sector could be adversely affected by changes in exchange rates.
 .    Companies in this sector are affected by government regulation, world events and economic conditions.
 .    Companies in this sector are at risk for environmental damage claims.

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

 Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ---

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

        Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                      1 Year              3 Years
                       ------              -------
                         $62                  $194


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,387,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,387,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,681 if the Creation Unit is redeemed after one year, and $47,281 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Financial Sector Index Fund
Cusip: 464287788
AMEX Trading Symbol: IYF

Underlying Index : Dow Jones U.S. Financial Sector Index

Investment Objective

     The Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the financial economic sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include major banks, regional banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers.

     As of March 31, 2000, the Index consisted of 344 stocks. Its three largest stocks were Citigroup, Inc., American International Group Inc. (AIG) and Morgan Stanley Dean Witter Discover & Company (which comprised 10.10%, 8.56% and 4.68%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in specialty finance and banks, which comprised 41.75% and 35.08%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 .    Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
 .    The profitability of companies in this sector is adversely affected by increases in interest rates.
 .    The profitability of companies in this sector is adversely affected by loans losses, which usually increase in economic downturns.
 .    Insurance companies may be subject to severe price competition.
 .    Newly enacted laws are expected to result in increased inter-industry consolidation and competition in this sector.

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     --------

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
  *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year                             3 Years
                       ------                             -------
                         $62                                $194

Creation Transaction Fees and Redemption Transaction Fees for Institutional Investors

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,595,400. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,595,400 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $25,112 if the Creation Unit is redeemed after one year, and $72,707 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Healthcare Sector Index Fund
Cusip:  464287762
AMEX Trading Symbol: IYH

Underlying Index: Dow Jones U.S. Healthcare Sector Index

Investment Objective

     The Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the healthcare sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.

     As of March 31, 2000, the Index consisted of 171 stocks. Its three largest stocks were Merck & Co., Inc., Pfizer Inc. and Bristol-Myers Squibb Company (which comprised 10.42%, 10.15% and 8.22%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 78.29% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 .    Many companies in this sector are heavily dependent on patent protection.
     The expiration of patents may adversely affect the profitability of these companies.
 .    Companies in this sector are subject to extensive litigation based on product liability and similar claims.
 .    Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.
 .    Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval is long and costly.
 .    Companies in this sector may be thinly capitalized.
 .    Companies in this sector may be susceptible to product obsolescence.

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.




     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year          3 Years
                       ------          -------
                         $62             $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $750 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,737,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $750 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,737,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,333 if the Creation Unit is redeemed after one year, and $54,565 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Industrial Sector Index Fund
Cusip: 464287754
AMEX Trading Symbol: IYJ

Underlying Index : Dow Jones U.S. Industrial Sector Index

Investment Objective

     The Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the industrial sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building materials manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies.

     As of March 31, 2000, the Index consisted of 382 stocks. Its three largest stocks were General Electric Company, Tyco International Ltd. and JDS Uniphase Corporation (which comprised 27.57%, 4.66% and 4.10%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in industrial diversified, which comprised 46.74% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 .    The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.
 .    The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
 .    Government regulation, world events and economic conditions affect the performance of companies in this sector.
 .    Companies in this sector are at risk for environmental damage and product liability claims.

 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below) ............................................................  None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................  0.60%

          Distribution and Service (12b-1) Fees................................................  None

          Other Expenses***....................................................................  None

          Total  Annual Fund  Operating Expenses...............................................  0.60%
                                                                                                 ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.








     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                           1 Year           3 Years
                           ------           -------
                             $62              $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,080,100. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,080,100 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $21,943 if the Creation Unit is redeemed after one year, and $62,717 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Technology Sector Index Fund
Cusip:  464287721
AMEX Trading Symbol: IYW

Underlying Index : Dow Jones U.S. Technology Sector Index

Investment Objective

     The Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, the Dow Jones U.S. Technology Sector Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the technology sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology.

     As of March 31, 2000, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and Intel Corporation (which comprised 11.56%, 11.05% and 9.21%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in hardware and equipment, and software, which comprised 69.54% and 30.46%, respectively, of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund



 .    Technology companies face intense competition, both domestically and internationally.
 .    Technology companies may have limited product lines, markets, financial resources or personnel.
 .    The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.
 .    Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

 .    Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
 .    The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.
 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below) ............................................................  None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................  0.60%

          Distribution and Service (12b-1) Fees................................................  None

          Other Expenses***....................................................................  None

          Total Annual Fund Operating Expenses.................................................  0.60%
                                                                                                 -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.




     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year                     3 Years
                       ------                     -------
                        $62                         $194


Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $7,072,650. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $7,072,650 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $45,997 if the Creation Unit is redeemed after one year, and $139,624 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Telecommunications Sector Index Fund
Cusip:  464287713
AMEX Trading Symbol: IYZ

Underlying Index : Dow Jones U.S. Telecommunications Sector Index

Investment Objective

     The Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the telecommunications sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include fixed line communications and wireless communications companies.

     As of March 31, 2000, the Index consisted of 54 stocks. Its three largest stocks were AT&T Corp., SBC Communications Inc. and MCI Worldcom, Inc. (which comprised 15.83%, 12.62% and 11.33%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in fixed line communications, which comprised 86.07% of its market capitalization (based on the composition of the Index).




Principal Risks Specific to the Fund




 . The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

 . Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.




 . Technological innovations may make the products and services of telecommunications companies obsolete.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.




     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                         1 Year       3 Years
                         ------       -------
                          $62           $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,524,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,524,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $22,174 if the Creation Unit is redeemed after one year, and $68,827 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Utilities Sector Index Fund
Cusip:  464287697
AMEX Trading Symbol: IDU

Underlying Index: Dow Jones U.S. Utilities Sector Index


Investment Objective

     The Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the utilities sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include electric utilities, gas utilities and water utilities.

     As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Enron Corporation, Duke Energy Corporation and AES Corporation (which comprised 15.07%, 5.40% and 4.57%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in electric, which comprised 92.18% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

 . The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

 . As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

 . Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.




     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year        3 Years
                         ------        -------
                          $62            $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,247,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,247,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $20,972 if the Creation Unit is redeemed after one year, and $63,962 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Chemicals Index Fund
Cusip:  464287820
AMEX Trading Symbol: IYD

Underlying Index: Dow Jones U.S. Chemical Index

Investment Objective

     The Dow Jones U.S. Chemicals Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Chemicals Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the chemicals industry portion of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include chemicals, household products/wares, commercial services, miscellaneous manufacture, environmental control, pharmaceuticals and metals-diversified.

     As of March 31, 2000, the Index consisted of 43 stocks. Its three largest stocks were E. I. DuPont de Nemours and Company, The Dow Chemical Company, and Rohm & Haas Company (which comprised 35.12%, 15.78% and 6.16%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in chemicals, which comprised 100% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . The chemical industry can be significantly affected by intense competition, product obsolescence and government regulation.

 . The chemical industry is subject to risks associated with the production, handling and disposal of hazardous components.

 . Companies in the chemical industry are at risk for environmental damage and product liability claims.

 . Many companies in this sector are heavily dependent on patent protection.
  The expiration of patents may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.




     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                         1 Year              3 Years
                         ------              -------
                          $62                  $194

Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,120,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,120,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,541 if the Creation Unit is redeemed after one year, and $41,612 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Financial Services Index Fund
Cusip:  464287770
AMEX Trading Symbol: IYG

Underlying Index: Dow Jones U.S. Financial Services Index

Investment Objective

     The Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Index"). Principal Investment Strategy




     The Index measures the performance of the financial services industry segment of the U.S. equity market. It is a subset of the Dow Jones U.S. Financial Index. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include banks, savings and loan associations, specialty financial firms, and other financial services firms.

     As of March 31, 2000, the Index consisted of 204 stocks. Its three largest stocks were Citigroup, Inc., Morgan Stanley Dean Witter Discover & Company and BankAmerica Corporation (which comprised 13.20%, 6.12% and 5.91%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in specialty finance and banks, which comprised 53.28% and 46.72%, respectively, of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . Companies in this sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.
 . The profitability of companies in this sector is adversely affected by increases in interest rates.
 . The profitability of companies in this sector is adversely affected by loans losses, which usually increase in economic downturns.
 . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses




     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................      None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................      0.60%

          Distribution and Service (12b-1) Fees................................................      None

          Other Expenses***....................................................................      None

          Total Annual Fund Operating Expenses.................................................      0.60%
                                                                                                     ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.






     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year           3 Years
                       ------           -------
                        $62               $194

Creation Transaction Fees and Redemption Transaction Fees



     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $1,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,180,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $1,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,180,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $27,708 if the Creation Unit is redeemed after one year, and $83,045 if the Creation Unit is redeemed after three years.




___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Internet Index Fund
Cusip: 464287747

AMEX Trading Symbol: IYV

Underlying Index:  Dow Jones U.S. Internet Index

Investment Objective

     The Dow Jones U.S. Internet Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Internet Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Fund uses a Representative Sampling strategy to try to track the Index, which is comprised of two sub-groups:


     . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

     . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

     As of March 31, 2000, the Index consisted of 40 stocks. Its three largest stocks were America Online, Inc., CMGI, Inc. and Exodus Communications Inc. (which comprised 10.59%, 7.29% and 5.92% respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in general industrial services and consumer services, which comprised 32.06% and 29.65% of its market capitalization (based on the composition of the Index).

Principal Risks Specific to the Fund

 . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

 . The computer/Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

 . Companies in this sector are subject to risks of new technologies and competitive pressures.

 . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).....................................   None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees..............................................   0.60%

          Distribution and Service (12b-1) Fees........................   None

          Other Expenses***............................................   None

          Total Annual Fund Operating Expenses.........................   0.60%
                                                                          -----

________

   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.





     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                            1 Year         3 Years
                            ------         -------
                              $62            $194

Creation Transation Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $250 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,806,375. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $250 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,806,375 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $30,059 if the Creation Unit is redeemed after one year, and $93,685 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Dow Jones U.S. Real Estate Index Fund
Cusip:  464287739
AMEX Trading Symbol: IYR

Underlying Index: Dow Jones U.S. Real Estate Index

Investment Objective

     The Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the real estate industry sector of the U.S. equity market. The Fund uses a Representative Sampling strategy to try to track the Index. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. The Fund will concentrate its investments in these industry groups.



     As of March 31, 2000, the Index consisted of 78 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Starwood Hotels & Resorts Worldwide, Inc. (which comprised 6.08%, 4.87% and 4.76%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).


Principal Risks Specific to the Fund



 . Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate such as:

     . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

     .  Obsolescence of properties;

     .  Changes in the availability, cost and terms of mortgage funds; and

     .  The impact of environmental laws.
 . A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

 . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

 . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below)......................................  None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees...............................................  0.60%

          Distribution and Service (12b-1) Fees.........................  None

          Other Expenses***.............................................  None

          Total Annual Fund Operating Expenses..........................  0.60%
                                                                          -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                           1 Year            3 Years
                           ------            -------
                            $62               $194






Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units.

Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,218,750. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,218,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $20,795 if the Creation Unit is redeemed after one year, and $63,405 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

                          Description of iShares Funds




                          iShares Russell Index Funds





                        iShares Russell 3000 Index Fund

                    iShares Russell 3000 Growth Index Fund

                     iShares Russell 3000 Value Index Fund

                        iShares Russell 2000 Index Fund

                    iShares Russell 2000 Growth Index Fund

                     iShares Russell 2000 Value Index Fund

                        iShares Russell 1000 Index Fund

                    iShares Russell 1000 Growth Index Fund

                     iShares Russell 1000 Value Index Fund






     Frank Russell Company, Russell 1000(R) Index, Russell 2000(R) Index, Russell 3000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Russell 3000(R) Value Index and Russell 3000(R) Growth Index are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

iShares Russell 3000 Index Fund
Cusip:  464287689
AMEX Trading Symbol: IWV

Underlying Index: Russell 3000 Index

Investment Objective

     The Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the broad U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 86% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories.

     As of March 31, 2000, the Index consisted of 2,769 stocks. Its three largest stocks were Cisco Systems Inc., General Electric Company and Intel Corporation (which comprised 3.77%, 3.62% and 3.14%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below)............................................................  None

 Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees.....................................................................  0.20%

          Distribution and Service (12b-1) Fees...............................................  None

          Other Expenses***...................................................................  None

          Total  Annual Fund  Operating Expenses..............................................  0.20%
                                                                                                -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.
Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year                    3 Years
                       ------                    -------
                        $21                        $65



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $11,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,130,150. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $11,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,130,150 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $31,467 if the Creation Unit is redeemed after one year, and $49,692 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 3000 Growth Index Fund
Cusip:  464287671
AMEX Trading Symbol: IWZ

Underlying Index : Russell 3000 Growth Index

Investment Objective

     The Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index, representing approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 1,728 stocks. Its three largest stocks were Cisco Systems Inc., General Electric Company and Intel Corporation (which comprised 6.25%, 6.01% and 5.21%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information




     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................  None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................  0.25%

          Distribution and Service (12b-1) Fees................................................  None

          Other Expenses***....................................................................  None

          Total Annual Fund Operating Expenses.................................................  0.25%
                                                                                                 -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.
Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods.


The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year            3 Years
                       ------            -------
                        $26                $81



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $7,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,547,050. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $7,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,547,050 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,089 if the Creation Unit is redeemed after one year, and $42,654 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 3000 Value Index Fund

Cusip: 464287663

AMEX Trading Symbol: IWW

Underlying Index: Russell 3000 Value Index

Investment Objective

     The Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the "Index").

Principal Investment Strategy




     The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 1,899 stocks. Its three largest stocks were Exxon Mobil Corporation, Citigroup, Inc. and AT&T Corp. (which comprised 4.83%, 3.59% and 3.22%, respectively, of its market capitalization).


Principal Risks Specific to the Fund
 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................     None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................     0.25%

          Distribution and Service (12b-1) Fees................................................     None

          Other Expenses***....................................................................     None

          Total Annual Fund Operating Expenses.................................................     0.25%
                                                                                                    -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year              3 Years
                       ------              -------
                        $26                  $81



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $8,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,598,300. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $8,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,598,300 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $25,221 if the Creation Unit is redeemed after one year, and $45,068 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 2000 Index Fund
Cusip:  464287655
AMEX Trading Symbol: IWM

Underlying Index : Russell 2000 Index

Investment Objective

     The Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index").

Principal Investment Strategy



     The Index measures the performances of the small-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 6% of the market capitalization of all U.S. equity securities. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.



     As of March 31, 2000, the Index consisted of 1,803 stocks. Its three largest stocks were BroadVision Inc., Microstrategy Incorporated and Mercury Interactive Corporation (which comprised 0.76%, 0.68% and 0.62%, respectively, of its market capitalization).



Principal Risks Specific to the Fund



 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.
 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
 . Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................   None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................   0.20%

          Distribution and Service (12b-1) Fees................................................   None

          Other Expenses***....................................................................   None

          Total Annual Fund Operating Expenses.................................................   0.20%
                                                                                                 ------

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year        3 Years
                       ------        -------
                        $21            $65

Creation Transaction Fees and Redemption Transaction Fees


     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $7,500 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $5,390,900. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $7,500 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,390,900 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,051 if the Creation Unit is redeemed after one year, and $49,839 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 2000 Growth Index Fund
Cusip:  464287648
AMEX Trading Symbol: IWO

Underlying Index: Russell 2000 Growth Index

Investment Objective

     The Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.


     As of March 31, 2000, the Index consisted of 1,209 stocks. Its three largest stocks were BroadVision, Inc., Microstrategy Incorporated and Mercury Interactive Corporation (which comprised 1.24%, 1.11% and 1.00%, respectively, of its market capitalization).



Principal Risks Specific to the Fund



 .  Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
 .  Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................   None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................   0.25%

          Distribution and Service (12b-1) Fees................................................   None

          Other Expenses***....................................................................   None

          Total Annual Fund Operating Expenses.................................................   0.25%
                                                                                                 ------

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.
Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year         3 Years
                       ------         -------
                        $26            $81




Creation Transaction Fees and Redemption Transaction Fees


     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $5,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,536,400. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $5,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,536,400 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $21,625 if the Creation Unit is redeemed after one year, and $46,646 if the Creation Unit is redeemed after three years.



___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 2000 Value Index Fund
Cusip:  464287630

AMEX Trading Symbol: IWN

Underlying Index: Russell 2000 Value Index

Investment Objective

     The Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the "Index").

Principal Investment Strategy



     The Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.


     As of March 31, 2000, the Index consisted of 1,182 stocks. Its three largest stocks were PE Corporation-Celera Genomics Group, Integrated Device Technology, Inc., and Tektronix, Inc. (which comprised 1.26%, 0.89% and 0.65%, respectively, of its market capitalization).



Principal Risks Specific to the Fund



 .  Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
 . Small-capitalization companies may be less financially secure than larger, more established companies.

 . Small-capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

 . Small-capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
 .  Small-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).............................................................    None

Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................    0.25%

          Distribution and Service (12b-1) Fees................................................    None

          Other Expenses***....................................................................    None

          Total Annual Fund Operating Expenses.................................................    0.25%
                                                                                                   -----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year      3 Years
                       ------      -------
                         $26        $81



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $5,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,970,300. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $5,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,970,300 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $22,736 if the Creation Unit is redeemed after one year, and $50,151 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 1000 Index Fund
Cusip:  464287622
AMEX Trading Symbol: IWB

Underlying Index: Russell 1000 Index

Investment Objective

     The Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund uses a Replication strategy to try to track the Index, which includes approximately 80% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index, and represents approximately 89% of the total market capitalization of the Russell 3000 Index.

     As of March 31, 2000, the Index consisted of 962 stocks. Its three largest stocks were Cisco Systems Inc., General Electric Company and Intel Corporation (which comprised 4.05%, 3.90% and 3.38%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

          Shareholder Fees (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption
          Transaction Fees discussion below)...................................................    None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees......................................................................    0.15%

          Distribution and Service (12b-1) Fees................................................    None

          Other Expenses***....................................................................    None

          Total Annual Fund Operating Expenses.................................................    0.15%
                                                                                                  ------

________

   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year      3 Years
                       ------      -------
                         $15          $48



Creation Transaction Fees and Redemption Transaction Fees

     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $4,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $3,989,950. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $4,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,989,950 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,135 if the Creation Unit is redeemed after one year, and $27,339 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 1000 Growth Index Fund
Cusip:  464287614
AMEX Trading Symbol: IWF

Underlying Index: Russell 1000 Growth Index

Investment Objective

     The Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

     As of March 31, 2000, the Index consisted of 519 stocks. Its three largest stocks were Cisco Systems Inc., General Electric Company and Intel Corporation (which comprised 6.73%, 6.47% and 5.61%, respectively, of its market capitalization).


Principal Risks Specific to the Fund

 . Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses


     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below)....................................     None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees.............................................     0.20%

          Distribution and Service (12b-1) Fees.......................     None

          Other Expenses***...........................................     None

          Total  Annual Fund  Operating Expenses......................     0.20%
                                                                           ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.

Example

     This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                       1 Year       3 Years
                        -----       -------
                         $21          $65




Creation Transaction Fees and Redemption Transaction Fees



     The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $2,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $4,471,800. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $2,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,471,800 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,167 if the Creation Unit is redeemed after one year, and $32,900 if the Creation Unit is redeemed after three years.



___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

iShares Russell 1000 Value Index Fund
Cusip:  464287598

AMEX Trading Symbol: IWD

Underlying Index: Russell 1000 Value Index

Investment Objective

     The Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the "Index").

Principal Investment Strategy

     The Index measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.


     As of March 31, 2000, the Index consisted of 717 stocks. Its three largest stocks were Exxon Mobil Corporation, Citigroup, Inc. and AT&T Corp. (which comprised 5.18%, 3.85% and 3.46%, respectively, of its market capitalization).


Principal Risks Specific to the Fund

 . Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
 . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information



     As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.



Fees and Expenses



     Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees (fees paid directly from your investment,
but see the Creation Transaction Fees and Redemption
Transaction Fees discussion below).......................................   None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)**

          Management Fees................................................   0.20%

          Distribution and Service (12b-1) Fees..........................   None

          Other Expenses***..............................................   None

          Total Annual Fund Operating Expenses...........................   0.20%
                                                                            ----

________
   * You will incur customary brokerage commissions when buying or selling shares of the Fund.
   **   Expressed as a percentage of average net assets.
   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense, any future distribution fees or expenses and extraordinary expenses.
Example

     This Example is intended to help you compare the cost of investing in shares with the cost of investing in other funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                       1 Year       3 Years
                       ------       -------
                        $21           $65



Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a Standard Creation Transaction Fee of $3,000 per each Creation Unit. The approximate value of a Creation Unit as of March 31, 2000 was $2,840,200. An investor who holds Creation Units and wishes to redeem at NAV would also pay a Standard Redemption Fee of $3,000 for each Creation Unit.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,840,200 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,822 if the Creation Unit is redeemed after one year, and $24,355 if the Creation Unit is redeemed after three years.

___________________

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

                                   Management

Investment Advisor

     As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate.

     Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions (which are included in NAV), any distribution fees or expenses and extraordinary expenses.

     BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                  Management Fee
---------------------------                     -------------------------

iShares S&P 500
    Index Fund                                           0.09%
iShares S&P 500/BARRA Growth
    Index Fund                                           0.18%
iShares S&P 500/BARRA Value
    Index Fund                                           0.18%
iShares S&P MidCap 400
    Index Fund                                           0.20%
iShares S&P MidCap 400/BARRA Growth
    Index Fund                                           0.25%
iShares  S&P MidCap 400/BARRA Value
    Index Fund                                           0.25%
iShares S&P SmallCap 600
    Index Fund                                           0.20%
iShares S&P SmallCap 600/BARRA Growth
    Index Fund                                           0.25%
iShares S&P SmallCap 600/BARRA Value
    Index Fund                                           0.25%
iShares S&P Europe 350
    Index Fund                                           0.60%
iShares S&P/TSE 60
    Index Fund                                           0.50%
iShares Dow Jones U.S. Total Market
    Index Fund                                           0.20%
iShares Dow Jones U.S. Basic Materials
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Consumer Cyclical
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Energy
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Financial
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Healthcare
    Sector Index Fund                                    0.60%
iShares  Dow Jones U.S. Industrial
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Technology
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Telecommunications
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Utilities
    Sector Index Fund                                    0.60%
iShares Dow Jones U.S. Chemicals
    Index Fund                                           0.60%
iShares Dow Jones U.S. Finanical Services
    Index Fund                                           0.60%
iShares Dow Jones U.S. Internet
    Index Fund                                           0.60%
iShares Dow Jones U.S. Real Estate
    Index Fund                                           0.60%
iShares Russell 3000
    Index Fund                                           0.20%
iShares Russell 3000 Growth
    Index Fund                                           0.25%
iShares Russell 3000 Value
    Index Fund                                           0.25%
iShares Russell 2000
    Index Fund                                           0.20%
iShares Russell 2000 Growth
    Index Fund                                           0.25%
iShares Russell 2000 Value
    Index Fund                                           0.25%
iShares Russell 1000
    Index Fund                                           0.15%
iShares Russell 1000 Growth
    Index Fund                                           0.20%
iShares Russell 1000 Value
    Index Fund                                           0.20%


    BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $791.9 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

     Investors Bank & Trust Company ("IBT") is the administrator, custodian, transfer agent and securities lending agent for each Fund.


                            Shareholder Information

     Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares.


Buying and Selling iShares

     iShares trade on an auction market on the AMEX during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded stocks. There is no minimum investment, although generally iShares are purchased in "round lots" of 100 iShares. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

     Owners of iShares may acquire such iShares directly from any Fund or tender such iShares for redemption directly to any Fund only in Creation Units, as discussed in the Creations and Redemptions section.

     iShares trade under the ticker symbols listed in this Prospectus. iShares prices are reported in dollars and fractions per iShare. Fractions are quoted in 1/64s.

     The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares.

Book Entry

     iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

     Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all
iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

iShare Prices

     The trading prices of iShares on the AMEX may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

     The AMEX intends to disseminate the approximate value of iShares of each Fund (except the iShares S&P Europe 350 Index Fund and iShares S&P/TSE 60 Index
Fund) every fifteen seconds. The approximate values of iShares of the iShares S&P Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund will be provided on a similar basis by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

     IBT calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

     Each Fund pays out dividends to investors at least annually and may pay them on a more frequent basis. All the Funds distribute their net capital gains, if any, to investors annually.

                                     Taxes

     As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

     Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

         . Each Fund makes distributions, and
         . You sell iShares on the AMEX.

Taxes on Distributions



     Dividends from net investment income, if any, are declared and paid at least annually by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

     Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.



     Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the S&P Europe 350 Index Fund and the S&P/TSE 60 Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

     If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.



     Each Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a correct taxpayer identification number or social security number in the manner required by law.

Taxes when iShares are Sold on the AMEX

      Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

                           Creations and Redemptions



     The iShares that trade on the AMEX are "created" at their NAV by market makers, large investors and institutions only in block-size "Creation Units". A "creator" deposits into the applicable Fund a portfolio of stocks closely approximating the holdings of the Fund and a specified amount of cash in exchange for 50,000 iShares.
    Similarly, iShares can only be redeemed in Creation Units of 50,000 iShares, principally in-kind for a portfolio of stocks held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is placed.

     Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.



iShares Index Funds Transaction Fees

     Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below for each Fund. In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of March
31, 2000, the approximate cost of one Creation Unit per Fund, including the Creation Transaction Fee.

                                             Approximate Value of a       Standard Creation/      Maximum Creation/
                                                  Creation Unit        Redemption Transaction    Redemption Transaction
Name of Fund                                  as of March 31, 2000               Fee                      Fee
---------------------------------            -----------------------    ---------------------    -----------------------
iShares S&P 500
   Index Fund                                      $7,492,900                $ 2,000                    $ 8,000
iShares S&P 500/BARRA Growth
   Index Fund                                      $4,612,000                $   500                    $ 2,000
iShares S&P 500/BARRA Value
   Index Fund                                      $3,046,050                $ 1,500                    $ 6,000
iShares S&P MidCap 400
   Index Fund                                      $4,996,900                $ 1,500                    $ 6,000
iShares S&P MidCap 400/BARRA Growth
   Index Fund                                      $6,800,000                $   500                    $ 2,000

                                                  Approximate Value of a        Standard Creation/       Maximum Creation/
                                                       Creation Unit         Redemption Transaction     Redemption Transaction
Name of Fund                                      as of March 31, 2000                Fee                        Fee
----------------------------------                -----------------------    -----------------------      --------------------
iShares S&P MidCap 400/BARRA Value
  Index Fund                                                $3,604,750                $ 1,250             $ 5,000
iShares S&P SmallCap 600
  Index Fund                                                $5,223,750                $ 2,500             $10,000
iShares S&P SmallCap 600/BARRA Growth
  Index Fund                                                $4,259,250                $   750             $ 3,000
iShares S&P SmallCap 600/BARRA Value
  Index Fund                                                $3,301,000                $ 1,750             $ 7,000
iShares S&P Europe 350
  Index Fund                                                $3,377,425                $12,000             $48,000
iShares S&P/TSE 60
  Index Fund                                                $2,844,450                $ 1,250             $ 5,000
iShares Dow Jones U.S. Total Market
  Index Fund                                                $3,544,100                $ 8,000             $32,000
iShares Dow Jones U.S. Basic Materials
  Sector Index Fund                                         $1,977,000                $   500             $ 2,000
iShares Dow Jones U.S. Consumer Cyclical
  Sector Index Fund                                         $3,300,900                $ 1,500             $ 6,000
iShares Dow Jones U.S. Consumer Non-Cyclical
  Sector Index Fund                                         $2,061,300                $   500             $ 2,000
iShares Dow Jones U.S. Energy
  Sector Index Fund                                         $2,387,100                $   500             $ 2,000
iShares Dow Jones U.S. Financial
  Sector Index Fund                                         $3,595,400                $ 1,500             $ 6,000
iShares Dow Jones U.S. Healthcare
  Sector Index Fund                                         $2,737,000                $   750             $ 3,000
iShares Dow Jones U.S. Industrial
  Sector Index Fund                                         $3,080,100                $ 1,500             $ 6,000
iShares Dow Jones U.S. Technology
  Sector Index Fund                                         $7,072,650                $ 1,250             $ 5,000
iShares Dow Jones U.S. Telecommunications
  Sector Index Fund                                         $3,524,200                $   250             $ 1,000
iShares Dow Jones U.S. Utilities
  Sector Index Fund                                         $3,247,500                $   500             $ 2,000
iShares Dow Jones U.S. Chemicals
  Index Fund                                                $2,120,500                $   250             $ 1,000
iShares Dow Jones U.S. Financial Services
  Index Fund                                                $4,180,200                $ 1,000             $ 4,000
iShares Dow Jones U.S. Internet
  Index Fund                                                $4,806,375                $   250             $ 1,000
iShares Dow Jones U.S. Real Estate
  Index Fund                                                $3,218,750                $   500             $ 2,000
iShares Russell 3000
  Index Fund                                                $4,130,150                $11,500             $46,000

                                           Approximate Value of a       Standard Creation/        Maximum Creation/
                                                Creation Unit         Redemption Transaction    Redemption Transaction
Name of Fund                                as of March 31, 2000               Fee                       Fee
----------------------------------         -----------------------    ----------------------    ---------------------
iShares Russell 3000 Growth
  Index Fund                                         $3,547,050                $ 7,000                 $28,000
iShares Russell 3000 Value
  Index Fund                                         $3,598,300                $ 8,000                 $32,000
iShares Russell 2000
  Index Fund                                         $5,390,900                $ 7,500                 $30,000
iShares Russell 2000 Growth
  Index Fund                                         $4,536,400                $ 5,000                 $20,000
iShares Russell 2000 Value
  Index Fund                                         $4,970,300                $ 5,000                 $20,000
iShares Russell 1000
  Index Fund                                         $3,989,950                $ 4,000                 $16,000
iShares Russell 1000 Growth
  Index Fund                                         $4,471,800                $ 2,000                 $ 8,000
iShares Russell 1000 Value
  Index Fund                                         $2,840,200                $ 3,000                 $12,000

------------------

                                  Distribution

     SEI Investments Distribution Company serves as the underwriter and distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.



     The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.



                                Index Providers

     Standard & Poor's (a division of The McGraw-Hill Companies, Inc.), Dow Jones & Company and the Frank Russell Company are the Index Providers for their respective Underlying Indices. None of the Index Providers is affiliated with the iShares Trust, BGI, BGFA, IBT, the Distributor or the AMEX.

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 Index, which includes the S&P Europe 350 for Continental Europe and the U.K., the S&P/TSE 60 for Canada, the S&P 500 for the U.S., the S&P/TOPIX 150 for Japan, the S&P Asia Pacific 100 and the S&P Latin America 40. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P SuperComposite 1500 and S&P REIT Composite for the U.S. and the S&P/TSE Canadian MidCap and S&P/TSE Canadian SmallCap Indices. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.

     Dow Jones Indices are a part of Dow Jones & Company, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indices include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indices, the Dow Jones STOXX Indices, the Dow Jones REIT Indices, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indices, the Dow Jones Internet Indices, the Dow Jones Global Titans Index, the Dow Jones Extra Liquid Index and the Dow Jones Sustainability Group Indices.

     Frank Russell Company is an investment services firm offering a variety of investment management products and services. The family of indices created by the Frank Russell Company includes the Russell 1000(R), Russell 2000(R), Russell 3000(R), as well as mid-capitalization, value, and growth style indices. Frank Russell Company and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell indices.



     BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the iShares Trust at no charge.



                                  Disclaimers

     The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of S&P and of the S&P Indices that are determined, composed and calculated by S&P without regard to BGI, BGFA or the Trust. S&P has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination of any financial calculations relating thereto. S&P has no obligation or liability in connection with the administration of the Trust, marketing, or trading of the iShares. S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

     The iShares Trust is not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of iShares or to any member of the public regarding the advisability of owning or trading in iShares. Dow Jones' only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of Dow Jones and of the Dow Jones Indices, which are determined, composed, and calculated by Dow Jones without regard to the Trust, BGI or BGFA. Dow Jones has no obligation to take the needs of BGFA, BGI or the owners of iShares into consideration in determining, composing, or calculating the Dow Jones Indices. Dow Jones is not responsible for and has not participated in the determination or the timing of, prices, or quantities of iShares to be listed. Dow Jones has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Indices or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of iShares, or any other person or entity from the use of the Dow Jones Indices or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Indices or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special, or consequential damages, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and BGI and BGFA.

     The iShares Trust is not sponsored, endorsed, sold or promoted by Frank Russell Company ("FRC"). FRC makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the Russell Indices to track general stock market performance. Frank Russell Company is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed and calculated by FRC without regard to BGI, BGFA or the Funds. FRC has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Russell Indices. FRC is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares. FRC has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although FRC obtains information for inclusion or use in the calculation of the Russell Indices from sources that FRC considers reliable, FRC does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. FRC shall have no liability for any errors, omissions, or interruptions therein. FRC makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Russell Indices or any data included therein. FRC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall FRC have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Russell Indices or any data included therein, even if notified of the possibility of such damages.

     iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the various Underlying Indices or the ability of the Underlying Indices identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor's, Dow Jones & Company and the Frank Russell Company without regard to the iShares of any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of any Fund.

     The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of the Underlying Indices or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

     The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.


     If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:




     Call:  1-800-iShares



            Monday through Friday
            8:00 a.m. to 8:00 p.m. (EST)

     Write: iShares Trust
            c/o SEI Investments Distribution Company
            1 Freedom Valley Drive
            Oaks, PA 19456

     Visit: www.iShares.com

     Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

     publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The iShares Trust's registration number under the Investment Company Act of 1940 is 811-09729.

     No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.



                   Investment Company Act File No. 811-09729
                                 iShares Trust

                      Statement of Additional Information


                               Dated May 12, 2000


     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated May 12, 2000 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

                               Table of Contents



General Description of the Trust and its Funds.................................   1

Exchange Listing and Trading...................................................   2

Investment Strategies and Risks................................................   4
Lack of Diversification of Certain Funds.......................................   5
Loans of Portfolio Securities..................................................   7
Repurchase Agreements..........................................................   7
Reverse Repurchase Agreements..................................................   7
Currency Transactions..........................................................   8
Money Market Instruments.......................................................   8
Foreign Securities.............................................................   8
Investment Companies, REITs....................................................   8
Illiquid Securities............................................................   9
Futures and Options............................................................   9
Options on Futures Contracts...................................................   9
Restrictions on the Use of Futures Contracts and Options on Futures Contracts..   9
Swap Agreements................................................................  10
Future Developments............................................................  10
General Considerations and Risks...............................................  10
Risks of Futures and Options Transactions......................................  11
Risks of Swap Agreements.......................................................  11
Construction and Maintenance Standards for the Underlying Indices..............  12
Index Dissemination............................................................  12
The S&P Indices Generally......................................................  12
S&P 500 Index..................................................................  12
S&P 500/BARRA Growth Index.....................................................  13
S&P 500/BARRA Value Index......................................................  13
S&P MidCap 400 Index...........................................................  13
S&P MidCap 400/BARRA Growth Index..............................................  13
S&P MidCap 400/BARRA Value Index...............................................  14
S&P SmallCap 600 Index.........................................................  14
S&P SmallCap 600/BARRA Growth Index............................................  14
S&P SmallCap 600/BARRA Value Index.............................................  15
S&P Europe 350 Index...........................................................  15
S&P/TSE 60 Index...............................................................  15
The Dow Jones Indices Generally................................................  16
Dow Jones U.S. Total Market Index..............................................  16
Dow Jones U.S. Basic Materials Sector Index....................................  16
Dow Jones U.S. Consumer Cyclical Sector Index..................................  17
Dow Jones U.S. Consumer Non-Cyclical Sector Index..............................  17
Dow Jones U.S. Energy Sector Index.............................................  18
Dow Jones U.S. Financial Sector Index..........................................  18
Dow Jones U.S. Healthcare Sector Index.........................................  18
Dow Jones U.S. Industrial Sector Index.........................................  18
Dow Jones U.S. Technology Sector Index.........................................  19
Dow Jones U.S. Telecommunications Sector Index.................................  19
Dow Jones U.S. Utilities Sector Index..........................................  19
Dow Jones U.S. Chemicals Index.................................................  20
Dow Jones U.S. Financial Services Index........................................  20
Dow Jones U.S. Internet Index..................................................  20
Dow Jones U.S. Real Estate Index...............................................  21
The Russell Indices Generally..................................................  21
Russell 3000 Index.............................................................  21

Russell 3000 Growth Index......................................................  22
Russell 3000 Value Index.......................................................  22
Russell 2000 Index.............................................................  22
Russell 2000 Growth Index......................................................  23
Russell 2000 Value Index.......................................................  23
Russell 1000 Index.............................................................  23
Russell 1000 Growth Index......................................................  24
Russell 1000 Value Index.......................................................  24
Investment Limitations.........................................................  24
Continuous Offering............................................................  26
Management.....................................................................  26
Trustees and Officers..........................................................  26
Remuneration of Trustees and Officers..........................................  28
Investment Advisor.............................................................  28
Administrator, Custodian, Transfer Agent and Securities Lending Agent..........  30
Distributor....................................................................  31
Index Providers................................................................  31
Brokerage Transactions.........................................................  31
Additional Information Concerning the Trust....................................  32
Capital Stock..................................................................  32
Book Entry Only System.........................................................  33
DTC Acts as Securities Depository for the iShares..............................  33
Creation and Redemption of Creation Unit Aggregations..........................  34
Creation.......................................................................  34
Fund Deposit...................................................................  34
Procedures for Creation of Creation Unit Aggregations..........................  35
Placement of Creation Orders for Domestic Funds Using Clearing Process.........  36
Placement of Creation Orders for Domestic Funds Outside Clearing Process.......  36
Placement of Creation Orders for Foreign Funds.................................  37
Acceptance of Orders for Creation Unit Aggregations............................  38
Creation Transaction Fee.......................................................  38
Redemption of iShares in Creation Unit Aggregations............................  40
Redemption Transaction Fee.....................................................  40
Placement of Redemption Orders for Domestic Funds Using Clearing Process.......  42
Placement of Redemption Orders for Domestic Funds Outside Clearing Process.....  42
Placement of Redemption Orders for Foreign Funds...............................  42
Foreign Market Hours...........................................................  44
Regular Holidays...............................................................  46
Settlement Periods Greater than Seven Days in 2000.............................  50
Taxes..........................................................................  50
Federal Tax Treatment of Futures and Options Contracts.........................  51
Determination of NAV...........................................................  52
Dividends and Distributions....................................................  52
General Policies...............................................................  52
Dividend Reinvestment Service..................................................  52
Performance and Other Information..............................................  53
Miscellaneous Information......................................................  54
Counsel........................................................................  54
Independent Auditors...........................................................  54
Financial Statements...........................................................  54
Report of Independent Accountants..............................................  54

                General Description of the Trust and its Funds

     The Trust currently consists of 35 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series, or portfolios. Each Fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of each Fund are referred to herein as "iShares". The Funds offered by the Trust are:

iShares S&P 500                                  iShares Dow Jones U.S. Total Market             iShares Russell 3000
    Index Fund                                       Index Fund                                      Index Fund
iShares S&P 500/BARRA Growth                     iShares Dow Jones U.S. Basic Materials          iShares Russell 3000 Growth
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P 500/BARRA Value                      iShares Dow Jones U.S. Consumer Cyclical        iShares Russell 3000 Value
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P MidCap 400                           iShares Dow Jones U.S. Consumer Non-            iShares Russell 2000
    Index Fund                                       Cyclical Sector Index Fund                      Index Fund
iShares S&P MidCap400/BARRA Growth               iShares Dow Jones U.S. Energy                   iShares Russell 2000 Growth
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P MidCap400/BARRA Value                iShares Dow Jones U.S. Financial                iShares Russell 2000 Value
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P SmallCap 600                         iShares Dow Jones U.S. Healthcare               iShares Russell 1000
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P SmallCap 600/BARRA Growth            iShares Dow Jones U.S. Industrial               iShares Russell 1000 Growth
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P SmallCap 600/BARRA Value             iShares Dow Jones U.S. Technology               iShares Russell 1000 Value
    Index Fund                                       Sector Index Fund                               Index Fund
iShares S&P Europe 350                           iShares Dow Jones U.S.
    Index Fund                                   Telecommunications
                                                     Sector Index Fund
iShares S&P/TSE 60                               iShares Dow Jones U.S. Utilities
    Index Fund                                       Sector Index Fund
                                                 iShares Dow Jones U.S. Chemicals
                                                     Index Fund
                                                 iShares Dow Jones U.S. Financial Services
                                                     Index Fund
                                                 iShares Dow Jones U.S. Internet
                                                     Index Fund
                                                 iShares Dow Jones U.S. Real Estate
                                                     Index Fund

     The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

     Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in this Prospectus have been approved for listing and secondary trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. iShares will trade on the AMEX at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 iShares.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so.
iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                         Exchange Listing and Trading

     A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of iShares of any Fund will continue to be met. The AMEX may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the iShares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     The following table sets forth the ratio of NAV to the Underlying Index's value by Fund as of the date of this Statement of Additional Information.


                                                       Ratio of NAV/Index
iShares Index Fund                                       Value by Fund
-------------------------------------------------  ------------------------
iShares S&P 500
    Index Fund                                                1/10
iShares S&P 500/BARRA Growth
    Index Fund                                                1/10
iShares S&P 500/BARRA Value
    Index Fund                                                1/10
iShares S&P MidCap 400
    Index Fund                                                1/5
iShares S&P MidCap 400/BARRA Growth
    Index Fund                                                1/2
iShares S&P MidCap 400/BARRA Value
    Index Fund                                                1/2
iShares S&P SmallCap 600
    Index Fund                                                1/2

                                                       Ratio of NAV/Index
iShares Index Fund                                       Value by Fund
-------------------------------------------------  ------------------------
iShares S&P SmallCap 600/BARRA Growth
    Index Fund                                                1/2
iShares S&P SmallCap 600/BARRA Value
    Index Fund                                                1/2
iShares S&P Europe 350
    Index Fund                                                1/20
iShares S&P/TSE 60
    Index Fund                                                1/10
iShares Dow Jones U.S. Total Market
    Index Fund                                                1/5
iShares Dow Jones U.S. Basic Materials
    Sector Index Fund                                         1/4
iShares Dow Jones U.S. Consumer Cyclical
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Consumer Non-Cyclical
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Energy
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Financial
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Healthcare
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Industrial
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Technology
    Sector Index Fund                                         1/10
iShares Dow Jones U.S. Telecommunications
    Sector Index Fund                                         1/5
iShares Dow Jones U.S. Utilities
    Sector Index Fund                                         1/2
iShares Dow Jones U.S. Chemicals
    Index Fund                                                1/4
iShares Dow Jones U.S. Financial Services
    Index Fund                                                1/5
iShares Dow Jones U.S. Internet
    Index Fund                                                1/4
iShares Dow Jones U.S. Real Estate
    Index Fund                                                1/2
iShares Russell 3000
    Index Fund                                                1/10
iShares Russell 3000 Growth
    Index Fund                                                1/10
iShares Russell 3000 Value
    Index Fund                                                1/10
iShares Russell 2000
    Index Fund                                                1/5
iShares Russell 2000 Growth
    Index Fund                                                1/5
iShares Russell 2000 Value
    Index Fund                                                1/5
iShares Russell 1000
    Index Fund                                                1/10
iShares Russell 1000 Growth
    Index Fund                                                1/10

                                                       Ratio of NAV/Index
iShares Index Fund                                       Value by Fund
-------------------------------------------------  ------------------------

iShares Russell 1000 Value
    Index Fund                                                1/10

     The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

                        Investment Strategies and Risks

     Each Fund seeks to achieve its objective by investing in common stocks included in the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

     Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of stocks in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Stocks selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the stocks that are included in the relevant Underlying Index.

                   Funds that Use                                         Funds that Use
                     Replication                                      Representative Sampling
---------------------------------------------------    -----------------------------------------------
iShares S&P 500                                        iShares S&P Europe 350
    Index Fund                                             Index Fund

iShares S&P 500/BARRA Growth                           iShares S&P/TSE 60
    Index Fund                                             Index Fund

iShares S&P 500/BARRA Value                            iShares Dow Jones U.S. Basic Materials
    Index Fund                                             Sector Index Fund

iShares S&P MidCap 400                                 iShares Dow Jones U.S. Consumer Cyclical
    Index Fund                                             Sector Index Fund

iShares S&P MidCap 400/BARRA Growth                    iShares Dow Jones U.S. Consumer Non-Cyclical
    Index Fund                                             Sector Index Fund

iShares S&P MidCap 400/BARRA Value                     iShares Dow Jones U.S. Energy
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600                               iShares Dow Jones U.S. Financial
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600/BARRA Growth                  iShares Dow Jones U.S. Healthcare
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600/BARRA Value                   iShares Dow Jones U.S. Industrial
    Index Fund                                             Sector Index Fund

iShares Dow Jones U.S. Total Market                    iShares Dow Jones U.S. Technology
    Index Fund                                             Sector Index Fund

iShares Russell 3000                                   iShares Dow Jones U.S. Telecommunications
    Index Fund                                             Sector Index Fund

                   Funds that Use                                         Funds that Use
                     Replication                                      Representative Sampling
---------------------------------------------------    -----------------------------------------------
iShares Russell 3000 Growth                            iShares Dow Jones U.S. Utilities
    Index Fund                                             Sector Index Fund

iShares Russell 3000 Value                             iShares Dow Jones U.S. Chemicals
    Index Fund                                             Index Fund

iShares Russell 2000                                   iShares Dow Jones U.S. Financial Services
    Index Fund                                             Index Fund

iShares Russell 2000 Growth                            iShares Dow Jones U.S. Internet
    Index Fund                                             Index Fund

iShares Russell 2000 Value                             iShares Dow Jones U.S. Real Estate
    Index Fund                                             Index Fund

iShares Russell 1000
    Index Fund

iShares Russell 1000 Growth
    Index Fund

iShares Russell 1000 Value
    Index Fund

     At least 90% of each Fund's total assets will be invested in stocks in its Underlying Index. A Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component stocks), cash and cash equivalents, as well as in stocks not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold stocks not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold stocks that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold stocks that have been recently deleted from its Underlying Index due to various corporate action and reconstitutions. Third, a Fund may invest in stocks outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the stocks outside the Underlying Index will be stocks in the relevant market, market segment, market sector or group of industries tracked by such Index.

     Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

                  Diversified Funds                                    Non-Diversified Funds
----------------------------------------------------   -------------------------------------------------
iShares S&P 500                                        iShares S&P 500/BARRA Growth
    Index Fund                                             Index Fund
                                                       iShares S&P/TSE 60
                                                           Index Fund
iShares S&P 500/BARRA Value                            iShares Dow Jones U.S. Basic Materials
    Index Fund                                             Sector Index Fund

                  Diversified Funds                                    Non-Diversified Funds
----------------------------------------------------   -------------------------------------------------
iShares S&P MidCap 400                                 iShares Dow Jones U.S. Consumer Cyclical
    Index Fund                                             Sector Index Fund

iShares S&P MidCap 400/BARRA Growth                    iShares Dow Jones U.S. Consumer Non-Cyclical
    Index Fund                                             Sector Index Fund

iShares S&P MidCap 400/BARRA Value                     iShares Dow Jones U.S. Energy
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600                               iShares Dow Jones U.S. Financial
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600/BARRA Growth                  iShares Dow Jones U.S. Healthcare
    Index Fund                                             Sector Index Fund

iShares S&P SmallCap 600/BARRA Value                   iShares Dow Jones U.S. Industrial
    Index Fund                                             Sector Index Fund

iShares S&P Europe 350                                 iShares Dow Jones U.S. Technology
    Index Fund                                             Sector Index Fund

iShares Dow Jones U.S. Total Market                    iShares Dow Jones U.S. Telecommunications
    Index Fund                                             Sector Index Fund

iShares Russell 3000                                   iShares Dow Jones U.S. Utilities
    Index Fund                                             Sector Index Fund

iShares Russell 3000 Growth                            iShares Dow Jones U.S. Chemicals
    Index Fund                                             Index Fund

iShares Russell 3000 Value                             iShares Dow Jones U.S. Financial Services
    Index Fund                                             Index Fund

iShares Russell 2000                                   iShares Dow Jones U.S. Internet
    Index Fund                                             Index Fund

iShares Russell 2000 Growth                            iShares Dow Jones U.S. Real Estate
    Index Fund                                             Index Fund

iShares Russell 2000 Value                             iShares Russell 1000 Growth
    Index Fund                                            Index Fund

iShares Russell 1000
    Index Fund

iShares Russell 1000 Value
    Index Fund

     A "non-diversified" classification means that the Funds are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. A nondiversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of each such Fund. The stocks of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such Funds and, consequently, their investment portfolio. This may adversely affect their performance or subject their iShares to greater price volatility than that experienced by more diversified investment companies.

     Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis);
(ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate amount for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

     A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

     Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on an U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

     A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

     Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

     Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

     Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor - e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

       Construction and Maintenance Standards for the Underlying Indices

Index Dissemination. The AMEX intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund except of the iShares S&P Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally.

Component Selection Criteria. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is carefully analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company are rigorously analyzed.

Issue Changes. A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. The divisor is adjusted for changes in company structure to leave the value of the S&P Indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the S&P Indices.

Index Availability. The S&P Indices are calculated continuously and widely disseminated to major data vendors.

S&P 500 Index
Number of Components: 500

Index Description. The Standard & Poor's 500 Index measures the performance of the large- capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 77% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Exxon Mobil Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Citigroup, Inc., and Lucent Technologies Inc.

S&P 500/BARRA Growth Index
Number of Components: approximately 110

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large- capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Growth Index represents approximately 38% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Lucent Technologies Inc., Nortel Networks Corporation and America Online, Inc.,

S&P 500/BARRA Value Index
Number of Components: approximately 390

Index Description. The S&P 500/BARRA Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Value Index represents approximately 38% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corp., American International Group, Inc., Hewlett Packard Co., MCI Worldcom, Inc., Royal Dutch Petroleum Co., Motorola Inc., Bell Atlantic Corporation and Morgan Stanley Dean Witter Discover & Company.

S&P MidCap 400 Index
Number of Components: 400

Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Veritas Software Corporation, Siebel Systems, Inc., Maxim Integrated Products, Inc., Altera Corporation, Linear Technology Corporation, Vitesse Semiconductor Corporation, Medimmune Inc., Univision Communications, Inc., Atmel Corporation and Intuit.


S&P MidCap 400/BARRA Growth Index
Number of Components: approximately 126

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Growth Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Veritas Software Corporation, Siebel Systems Inc., Maxim Integrated Products, Inc., Altera Corporation, Linear Technology Corporation, Vitesse Semiconductor Corporation, Medimmune Inc., Univision Communications, Inc., Atmel Corporation and Intuit.


S&P MidCap 400/BARRA Value Index
Number of Components: approximately 274

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Value Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Dynegy Inc., Montana Power Co., Telephone and Data Systems Inc., Weatherford International Inc., Marshall & Ilsley Corporation, BJ Services Co., Noble Drilling Corporation, Washington Post Company, Ensco International Inc. and Sungard Data Systems Inc.


S&P SmallCap 600 Index
Number of Components: 600

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Mercury Interactive Corporation, MarchFirst Inc., IDEC Pharmaceuticals Corporation, Micrel Inc., U.S. TR Corporation, Lattice Semiconductor Corporation, Burr Brown Corporation, C-Cube Microsystems, Inc., Kemet Corporation and Gentex Corporation.

S&P SmallCap 600/BARRA Growth Index
Number of Components: approximately 197

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P SmallCap 600/BARRA Growth Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Mercury Interactive Corporation, MarchFirst Corporation IDEC Pharmaceuticals Corporation, Micrel Inc., U.S. TR
Corporation, Lattice Semiconductor Corporation, Burr Brown Corporation.,
C-Cube Microsystems, Inc., Kemet Corporation and Gentex Corporation.

S&P SmallCap 600/BARRA Value Index
Number of Components: approximately 403

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 600/BARRA Value Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were International Rectifier Corporation, Centura Banks Inc., Radian Group, Inc. (formerly CMAC Investment Corporation), Zale Corporation, Snyder Communications, Inc., Silicon VY Bancshares, S3 Inc., Stillwater Management Co., Universal Health Services Inc. and Newfield Expl. Co.

S&P Europe 350 Index
Number of Components: 350

Index Description. The Standard & Poor's Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten market sectors, each chosen for market size, liquidity, and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares, which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of March 31, 2000, the ten largest companies in the Index were Vodafone AirTouch, Nokia AB Oyj, BP Amoco, Ericsson B, British Telecommunications,
Royal Dutch Petroleum Co., Total Fina S.A., Glaxo Wellcome, HSBC Holdings and Novartis.


S&P/TSE 60 Index
Number of Components: 60

Index Description. The S&P/TSE 60 Index measures the performance of equities in the Canadian marketplace. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The market capitalization of index's constituent companies is adjusted to reflect only those shares available for investment by the general public. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of March 31, 2000, the ten largest companies in the Index were Nortel Networks Corporation, BCE, Inc., The Seagram Company Ltd., Toronto-Dominion Bank, Royal Bank of Canada, Bombardier Inc., Canadian Imperial Bank of Commerce, Bank of Nova Scotia, Bank of Montreal and Celestica.

The Dow Jones Indices Generally.

Component Selection Criteria. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on an U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the re-balancing date to be eligible for inclusion. All foreign issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards, and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups. The Large Cap Index represents the top 70% of the cumulative market value of the U.S. equity universe, the Mid Cap Index represents the next 20% of the universe, and the Small Cap Index represents half of the remaining 10% of the equity universe. Combined, the Total Market Index represents 95% of the U.S. equity universe.

Issue Changes. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly re-balancing are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

Index Availability. The Dow Jones Indices are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index
Number of Components: approximately 2,024

Index Description. The Dow Jones Total Market Index measures the performance of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Exxon Mobil Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Citigroup, Inc. and Lucent Technologies Inc.

Dow Jones U.S. Basic Materials Sector Index
Number of Components: approximately 87

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Index Description.  The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market.
The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market
Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were E. I. DuPont de Nemours and Company, Alcoa, Inc., The Dow Chemical Company, International Paper Co., Weyerhaeuser Company, Rohm & Haas Company, Union Carbide Corporation, Avery Dennison Corporation, Georgia Pacific Corporation and Praxair Inc.

Dow Jones U.S. Consumer Cyclical Sector Index
Number of Components: approximately 343

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Wal-Mart Stores, Inc., The Home Depot, Inc., Time Warner, Inc., The Walt Disney Company, General Motors Corporation, Ford Motor Company, McDonald's Corporation, MediaOne Group, Inc., CBS Corporation and Gap Inc.

Dow Jones U.S. Consumer Non-Cyclical Sector Index
Number of Components: approximately 148

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 9% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were America Online, Inc., The Coca-Cola Company, Yahoo! Inc., The Procter & Gamble Company, Pepsico Inc., Philip Morris Companies, Inc., The Gillette Company, Colgate-Palmolive Company, Kimberly-Clark Corporation and Anheuser-Busch Companies, Inc.

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Dow Jones U.S. Energy Sector Index
Number of Components: approximately 88

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.
The Dow Jones U.S. Energy Sector Index represents approximately 5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Chevron Corporation, Schlumberger Limited, Texaco, Inc., Atlantic Richfield Co., Williams Companies Inc., Halliburton Company, Phillips Petroleum Co., Conoco Inc. and Transocean Sedco Forex Inc.

Dow Jones U.S. Financial Sector Index
Number of Components: approximately 344

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Sector Index represents approximately 16% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Citigroup, Inc., American International Group (AIG), Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, The Chase Manhattan Corporation, Wells Fargo & Co., American Express Co., Federal National Mtg. Association, Schwab Charles Corporation and Bank One Corporation,

Dow Jones U.S. Healthcare Sector Index
Number of Components: approximately 171

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 10% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Merck & Co., Inc., Pfizer Inc., Bristol-Myers Squibb Co., Johnson & Johnson, Warner-Lambert Company, American Home Products Corporation, Lilly Eli & Co., Amgen, Inc., Medtronic Inc. and Abbott Labs.

Dow Jones U.S. Industrial Sector Index
Number of Components: approximately 382

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change

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is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 11% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were General Electric Company, Tyco International Ltd., JDS Uniphase Corporation, Corning Inc., Honeywell International Inc., Boeing Co., Minnesota Mining & Manufacturing Company, Automatic Data
Processing, Electronic Data Systems and United Technologies Corporation.

Dow Jones U.S. Technology Sector Index
Number of Components: approximately 319

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 19% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., Intel Corporation, Oracle Corporation, International Business Machines Corporation, Lucent Technologies Inc., Sun Microsystems, Inc., Dell Computer Corporation, Hewlett-Packard Company and Texas Instruments Inc.

Dow Jones U.S. Telecommunications Sector Index
Number of Components: approximately 54

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 7% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were AT&T Corporation, SBC Communications, MCI Worldcom, Inc., Bell Atlantic Corporation, BellSouth Corporation, GTE Corporation, Sprint Corporation , Sprint Corporation (PCSA), Nextel Communications Inc., Sprint Corporation (UT) and U.S. West Inc.

Dow Jones U.S. Utilities Sector Index
Number of Components: approximately 88

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied

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

by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Enron Corporation, Duke Energy Corporation, AES Corporation, Southern Company, Dominion Res. Inc., Dynegy Inc., FPL Group Inc., Texas Utilities Company, PG&E Corporation and Unicom Corporation.

Dow Jones U.S. Chemicals Index
Number of Components: approximately 43

Index Description. The Dow Jones U.S. Chemicals Index measures the performance of the chemicals industry of the U.S. equity market. The index is a subset of the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Chemical Index is capitalization-weighted and includes only companies in the chemicals sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Chemicals Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were E. I. DuPont de Nemours and Company, The Dow Chemical Company, Rohm & Haas Company, Union Carbide Corporation, Avery Dennison Corporation, Praxair Inc., Air Products and Chemicals, Inc., Ecolab, Inc., Eastman Chemical Company and Sigma-Aldrich Corporation.

Dow Jones U.S. Financial Services Index
Number of Components: approximately 204

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Composite Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Composite Index represents approximately 12% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Citigroup, Inc., Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Chase Manhattan Corporation, Wells Fargo & Co., American Express Company, Federal National Mtg. Assn., Schwab Charles Corporation, Bank One Corporation and Merrill Lynch & Co. Inc.

Dow Jones U.S. Internet Index
Number of Components: approximately 40

Index Description. The Dow Jones U.S. Internet Index measures the performance of the Internet industry sector of the U.S. equity market. It includes only companies that generate the majority of their revenues from the Internet and it is comprised of two sub-groups, Internet Commerce and Internet Services. The Index is modified capitalization-weighted, restricting a stock's weighting to 10% of its respective sub-group. The impact of a component's price change is proportional to the issue's total market value in the index, which is the share price times the number of shares. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 1% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were America Online,
     Inc.,
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CMGI Inc., Exodus Communications, Inc., Internet Capital Group Inc., Inktomi
Corporation, Ariba Inc., 12 Technologies Inc., Verisign Inc., Akamai Technologies Inc. and InfospaceCom Inc.

Dow Jones U.S. Real Estate Index
Number of Components: approximately 78

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry sector of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Equity Office Properties Trust, Equity Residential Properties Trust, Starwood Hotels & Resorts Worldwide, Inc., Simon Property Group Inc., Homestore Com Inc., Prologis Trust, Spieker Properties, Inc., Vornado Realty Trust, Archstone Communications Trust and Public Storage, Inc.

The Russell Indices Generally.

Component Selection Criteria. The Russell Indices are reconstituted annually on June 30, to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and OTC listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All companies listed on an U.S. exchange or the OTC are considered for inclusion in the indices with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indices, however, special cases may exist if it is determined that each class acts independent of the other. Stocks domiciled in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks.
After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the composite closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the indices over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to corporate actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Russell 3000 Index

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Number of Components: approximately 2,769

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 86% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Exxon Mobil Corporation, International Business Machines Corporation, Citigroup, Inc., Lucent Technologies Inc., AT&T Corporation and Oracle Corporation.

Russell 3000 Growth Index
Number of Components: approximately 1,728

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Lucent Technologies Inc., International Business Machines Corporation, Oracle Corporation, Wal-Mart Stores, Inc., America Online, Inc., and The Home Depot, Inc.

Russell 3000 Value Index
Number of Components: approximately 1,899

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corp., American International Group, Inc., SBC Communications, Bell Atlantic Corporation, Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Bell South Corporation and Walt Disney Co.

Russell 2000 Index
Number of Components: approximately 1,803

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

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were BroadVision, Inc., Microstrategy Incorporated, Mercury Interactive Corporation, Sandisk Corporation, Lam Research Corporation, Cypress Semiconductor Corporation, VerticalNet Inc., Millenium Pharmaceuticals Inc., Amkor
Technology Inc. and PE Corporation - Celera Genomics Group.

Russell 2000 Growth Index
Number of Components: approximately 1,209

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were BroadVision, Inc., Microstrategy Incorporated, Mercury Interactive Corporation, Sandisk Corporation, VerticalNet Inc., Millennium Pharmaceuticals Inc., Informix Corporation, Advanced Fibre Communication, Amkor Technology Inc. and DII Group.

Russell 2000 Value Index
Number of Components: approximately 1,182

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book rations and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were PE Corporation-Celera Genomics Group, Integrated Device Technology, Inc., Tektronix, Inc., MRV Communications Inc., Cypress Semiconductor Corporation, Kemet Corporation, Perkinelmer Inc., Quest Diagnostics Inc., Radian Group Inc. and Marine Drilling Cos. Inc.

Russell 1000 Index
Number of Components: approximately 962

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest 1000 companies in the Russell 3000. Component companies are adjusted for available float -weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 80% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Exxon Mobil Corporation, International Business Machines Corporation, Citigroup, Inc., Lucent Technologies Inc., AT&T Corporation and Oracle Corporation.

Russell 1000 Growth Index
Number of Components: approximately 519

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Lucent Technologies Inc., International Business Machines Corporation, Oracle Corporation, Wal-Mart Stores, Inc., America Online, Inc. and The Home Depot, Inc.

Russell 1000 Value Index
Number of Components: approximately 717

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float - weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corporation, American International Group, Inc. (AIG), SBC Communications Inc., Bell Atlantic Corporation, Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Bell South Corporation and The Walt Disney Co.

                            Investment Limitations

     The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

     No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

     In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

     For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

     .    The frequency of trades and quotes for the security;
     . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;
     .    Dealer undertakings to make a market in the security; and
     . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

                              Continuous Offering

     The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                                  Management

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of four (4) Trustees. The Trustee denoted with an asterik (*) is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.

Name (age)                                Position               Principal occupations and affiliations during the
Address                                                                           past five years
-------------------------------------------------------------------------------------------------------------------
 *  Nathan Most (86)                      Trustee,               President & Chairman of the Board, WEBS Index
    PO Box 193                            President,             Fund, Inc. (Since 1996)
    Burlingame, CA 94011-0193             Treasurer,             Consultant to Barclays Global Investors, American
                                          Principal              Stock Exchange and the Hong Kong Stock Exchange
                                          Financial Officer      Formerly Senior Vice President American Stock
                                                                 Exchange (New Product Development) (1976-1996)
                                                                 Formerly President and Chairman of the Board,
                                                                 Pacific Commodities Exchange (1973-1976)

Name (age)                                                       Principal occupations and affiliations during the
Address                                   Position               past five years
-------------------------------------------------------------------------------------------------------------------
Thomas E. Flanigan (51)                   Trustee                President, Thomas E. Flanigan, Inc., a pension
2155 Promontory Point Lane                                       and investment consulting firm (since 1997)
Gold River, CA 95670                                             Formerly, Chief Investment Officer, California
                                                                 State Teachers' Retirement System (1985 - 1997)
                                                                 Formerly held various positions with New York
                                                                 State Common Retirement Fund (1964-1985)

Richard K. Lyons (39)                     Trustee                Professor, University of California, Berkeley -
350 Barrows Hall                                                 Haas School of Business (Since 1993)
Haas School of Business                                          Professor, Columbia University - School of
UC Berkeley                                                      Business & School of International Affairs (1987
Berkeley, CA 94720                                               - 1993)
                                                                 Member, Council on Foreign Relations
                                                                 Consultant: IMF World Bank, Federal Reserve Bank,
                                                                 European Commission and United Nations
                                                                 Board of Directors: Matthews International Funds

George G.C. Parker (60)                   Trustee                Associate Dean for Academic Affairs, Director of
Graduate School of Business,                                     MBA Program, Professor, Stanford University -
Stanford University                                              Graduate School of Business (Since 1988)
521 Memorial Way, Room K301                                      Formerly, Director Executive Education, Stanford
Stanford, CA 94305                                               Business School (1979 - 1988)
                                                                 Board of Directors: Affinity Group, Bailard,
                                                                 Biehl and Kaiser, Inc., California Casualty Group
                                                                 of Insurance Companies, Continental Airlines,
                                                                 Inc., Community First Financial Group,
                                                                 Dresdner/RCM Mutual Funds, H. Warshow & Sons, Inc.

Donna M. McCarthy (33)                    Assistant              Director, (formerly Manager) Mutual Fund
Investors Bank and Trust Company          Treasurer              Administration, Investors Bank and Trust Company
200 Clarendon Street                                             Formerly, Manager, Business Assurance Group,
Boston, MA 02116                                                 Coopers & Lybrand (1988-1994)

Jeffrey J. Gaboury (31)                   Assistant              Manager, Mutual Fund Administration, Reporting
Investors Bank and Trust Company          Treasurer              and Compliance, Investors Bank and Trust Company
200 Clarendon Street                                             (since 1996)
Boston, MA 02116                                                 Formerly, Assistant Manager, Fund Compliance,
                                                                 Scudder, Stevens & Clark (1992-1996)

Name (age)                                                       Principal occupations and affiliations during the
Address                                   Position               past five years
-------------------------------------------------------------------------------------------------------------------
Susan C. Mosher (45)                      Secretary              Director & Senior Counsel, Mutual Fund
Investors Bank and Trust Company                                 Administration, Investors Bank and Trust Company
200 Clarendon Street                                             (since 1995)
Boston, MA 02116                                                 Formerly, Associate Counsel, 440 Financial Group
                                                                 (1992-1995)

Sandra I. Madden (33)                     Assistant              Associate Counsel, Mutual Fund Administration,
Investors Bank and Trust Company          Secretary              Investors Bank and Trust Company (since 1999)
200 Clarendon Street                                             Formerly, Associate, Scudder Kemper Investments,
Boston, MA 02116                                                 Inc. (1996-1999)

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

     Assuming that four (4) meetings of the Board are held annually, it is estimated that the compensation paid to each Trustee during the calendar year ending December 31, 2000 will be:


                                                                      Pension or Retirement                   Estimated
                                    Aggregate Estimated                Benefits Accrued As                 Annual Benefits
  Name of Trustee                Compensation from the Trust          Part of Trust Expenses               Upon Retirement
  ----------------------------------------------------------------------------------------------------------------------------------
  Nathan Most                            $52,000                          Not Applicable.                   Not Applicable.
  Thomas E. Flanigan                     $52,000
  Richard K. Lyons                       $52,000
  George G. C. Parker                    $52,000


     As of the date of this Prospectus, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

     No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

     Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets.

iShares Index Fund                                          Management Fee
----------------------------------------------------  --------------------------

iShares S&P 500
    Index Fund                                                   0.09%
iShares S&P 500/BARRA Growth
    Index Fund                                                   0.18%
iShares S&P 500/BARRA Value
    Index Fund                                                   0.18%
iShares S&P MidCap 400
    Index Fund                                                   0.20%
iShares S&P MidCap 400/BARRA Growth
    Index Fund                                                   0.25%
iShares S&P MidCap 400/BARRA Value
    Index Fund                                                   0.25%
iShares S&P SmallCap 600
    Index Fund                                                   0.20%
iShares S&P SmallCap 600/BARRA Growth
    Index Fund                                                   0.25%
iShares S&P SmallCap 600/BARRA Value
    Index Fund                                                   0.25%
iShares S&P Europe 350
    Index Fund                                                   0.60%
iShares S&P/TSE 60
    Index Fund                                                   0.50%
iShares Dow Jones U.S. Total Market
    Index Fund                                                   0.20%
iShares Dow Jones U.S. Basic Materials
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Consumer Cyclical
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Energy
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Financial
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Healthcare
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Industrial
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Technology
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Telecommunications
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Utilities
    Sector Index Fund                                            0.60%
iShares Dow Jones U.S. Chemicals
    Index Fund                                                   0.60%
iShares Dow Jones U.S. Financial Services
    Composite Index Fund                                         0.60%
iShares Dow Jones U.S. Internet
    Index Fund                                                   0.60%
iShares Dow Jones U.S. Real Estate
    Index Fund                                                   0.60%
iShares Index Fund                                          Management Fee
----------------------------------------------------  --------------------------

iShares Russell 3000
    Index Fund                                                   0.20%
iShares Russell 3000 Growth
    Index Fund                                                   0.25%
iShares Russell 3000 Value
    Index Fund                                                   0.25%
iShares Russell 2000
    Index Fund                                                   0.20%
iShares Russell 2000 Growth
    Index Fund                                                   0.25%
iShares Russell 2000 Value
    Index Fund                                                   0.25%
iShares Russell 1000
    Index Fund                                                   0.15%
iShares Russell 1000 Growth
    Index Fund                                                   0.20%
iShares Russell 1000 Value
    Index Fund                                                   0.20%


     The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

     The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

     BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

     If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

     The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending Agent.
Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, IBT provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, IBT makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, IBT maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. IBT is required, upon the order of the Trust, to deliver securities held by IBT and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, IBT is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, IBT acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, IBT acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.


Distributor. SEI Investments Distribution Company is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

     BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

     Index Providers. Each Fund will be based upon a particular equity market index compiled by one of three index providers: Standard & Poor's (a division of the McGraw-Hill Companies), Frank Russell Company and Dow Jones & Company, Inc., none of which is affiliated with a Fund or with BGI or its affiliates. Each Fund will be entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant index provider. BGI will provide the sub-licenses without charge to any Fund.

                            Brokerage Transactions

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions
that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

     In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

     It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

     The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

     BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

                  Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of 35 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

     Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

     Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

     Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

     Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

     The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

     Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

             Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregation of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities-- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

     The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash - i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund and iShares S&P/TSE 60 Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares S&P Europe 350 Index Fund and iShares S&P/TSE 60 Index Fund is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

     All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

     Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the AMEX. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through IBT to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the second Business Day immediately following the Transmittal Date.

     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by IBT no later than 11:00 a.m., Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if IBT does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit as the time of creation.

     Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with IBT by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 a.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 p.m., Eastern time on the relevant Business Day. The Distributor shall cause BGFA and IBT to be informed of such advice. IBT will then provide such information to the appropriate sub-custodian(s). For each Fund, IBT shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX (currently 4:00 p.m., Eastern time) on the relevant Business Day. However when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

     The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

     To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, IBT, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, IBT or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person.
The Trust, IBT, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

             The following table sets forth the creation transaction fee for each of the Funds.

                     Name of Fund                            Amount         Maximum Creation Transaction Fee
--------------------------------------------------      ---------------     --------------------------------

iShares S&P 500                                              $ 2,000                    $ 8,000
  Index Fund
iShares S&P 500/BARRA Growth                                 $   500                    $ 2,000
  Index Fund
iShares S&P 500/BARRA Value                                  $ 1,500                    $ 6,000
  Index Fund
iShares S&P MidCap 400                                       $ 1,500                    $ 6,000
  Index Fund

                     Name of Fund                            Amount         Maximum Creation Transaction Fee
--------------------------------------------------      ---------------     --------------------------------

iShares S&P MidCap 400/BARRA Growth                          $   500                    $  2,000
  Index Fund
iShares S&P MidCap 400/BARRA Value                           $ 1,250                    $  5,000
  Index Fund
iShares S&P SmallCap 600                                     $ 2,500                    $ 10,000
  Index Fund
iShares S&P SmallCap 600/BARRA Growth                        $   750                    $  3,000
  Index Fund
iShares S&P SmallCap 600/BARRA Value                         $ 1,750                    $  7,000
  Index Fund
iShares S&P Europe 350                                       $12,000                    $ 48,000
  Index Fund
iShares S&P/TSE 60                                           $ 1,250                    $  5,000
  Index Fund
iShares Dow Jones U.S. Total Market                          $ 8,000                    $ 32,000
  Index Fund
iShares Dow Jones U.S. Basic Materials                       $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Consumer Cyclical                     $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Consumer Non-Cyclical                 $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Energy                                $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                             $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Healthcare                            $   750                    $  3,000
  Sector Index Fund
iShares Dow Jones U.S. Industrial                            $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Technology                            $ 1,250                    $  5,000
  Sector Index Fund
iShares Dow Jones U.S. Telecommunications                    $   250                    $  1,000
  Sector Index Fund
iShares Dow Jones U.S. Utilities                             $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Chemicals                             $   250                    $  1,000
  Index Fund
iShares Dow Jones U.S. Financial Services                    $ 1,000                    $  4,000
  Index Fund
iShares Dow Jones U.S. Internet                              $   250                    $  1,000
  Index Fund
iShares Dow Jones U.S. Real Estate                           $   500                    $  2,000
  Index Fund
iShares Russell 3000                                         $11,500                    $ 46,000
  Index Fund
iShares Russell 3000 Growth                                  $ 7,000                    $ 28,000
  Index Fund
iShares Russell 3000 Value                                   $ 8,000                    $ 32,000
  Index Fund
iShares Russell 2000                                         $ 7,500                    $ 30,000
  Index Fund
iShares Russell 2000 Growth                                  $ 5,000                    $ 20,000
  Index Fund

                     Name of Fund                            Amount         Maximum Creation Transaction Fee
--------------------------------------------------      ---------------     --------------------------------

iShares Russell 2000 Value                                   $ 5,000                     $ 20,000
  Index Fund
iShares Russell 1000                                         $ 4,000                     $ 16,000
  Index Fund
iShares Russell 1000 Growth                                  $ 2,000                     $  8,000
  Index Fund
iShares Russell 1000 Value                                   $ 3,000                     $ 12,000
  Index Fund

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through IBT and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

     With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and (ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or
(iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

         The following table sets forth the redemption transaction fee for each of the Funds.

                     Name of Fund                            Amount         Maximum Redemption Transaction Fee
--------------------------------------------------      ---------------     ----------------------------------

iShares S&P 500                                               $ 2,000                    $ 8,000
  Index Fund
iShares S&P 500/BARRA Growth                                  $   500                    $ 2,000
  Index Fund
iShares S&P 500/BARRA Value                                   $ 1,500                    $ 6,000
  Index Fund
iShares S&P MidCap 400                                        $ 1,500                    $ 6,000
  Index Fund

                     Name of Fund                            Amount         Maximum Redemption Transaction Fee
--------------------------------------------------      ---------------     ----------------------------------

iShares S&P MidCap 400/BARRA Growth                           $   500                    $  2,000
  Index Fund
iShares S&P MidCap 400/BARRA Value                            $ 1,250                    $  5,000
  Index Fund
iShares S&P SmallCap 600                                      $ 2,500                    $ 10,000
  Index Fund
iShares S&P SmallCap 600/BARRA Growth                         $   750                    $  3,000
  Index Fund
iShares S&P SmallCap 600/BARRA Value                          $ 1,750                    $  7,000
  Index Fund
iShares S&P Europe 350                                        $12,000                    $ 48,000
  Index Fund
iShares S&P/TSE 60                                            $ 1,250                    $  5,000
  Index Fund
iShares Dow Jones U.S. Total Market                           $ 8,000                    $ 32,000
  Index Fund
iShares Dow Jones U.S. Basic Materials                        $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Consumer Cyclical                      $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Consumer Non-Cyclical                  $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Energy                                 $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                              $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Healthcare                             $   750                    $  3,000
  Sector Index Fund
iShares Dow Jones U.S. Industrial                             $ 1,500                    $  6,000
  Sector Index Fund
iShares Dow Jones U.S. Technology                             $ 1,250                    $  5,000
  Sector Index Fund
iShares Dow Jones U.S. Telecommunications                     $   250                    $  1,000
  Sector Index Fund
iShares Dow Jones U.S. Utilities                              $   500                    $  2,000
  Sector Index Fund
iShares Dow Jones U.S. Chemicals                              $   250                    $  1,000
  Index Fund
iShares Dow Jones U.S. Financial Services                     $ 1,000                    $  4,000
  Index Fund
iShares Dow Jones U.S. Internet                               $   250                    $  1,000
  Index Fund
iShares Dow Jones U.S. Real Estate                            $   500                    $  2,000
  Index Fund
iShares Russell 3000                                          $11,500                    $ 46,000
  Index Fund
iShares Russell 3000 Growth                                   $ 7,000                    $ 28,000
  Index Fund
iShares Russell 3000 Value                                    $ 8,000                    $ 32,000
  Index Fund
iShares Russell 2000                                          $ 7,500                    $ 30,000
  Index Fund
iShares Russell 2000 Growth                                   $ 5,000                    $ 20,000
  Index Fund

                     Name of Fund                            Amount         Maximum Creation Transaction Fee
--------------------------------------------------      ---------------     --------------------------------

iShares Russell 2000 Value                                    $ 5,000                   $ 20,000
  Index Fund
iShares Russell 1000                                          $ 4,000                   $ 16,000
  Index Fund
iShares Russell 1000 Growth                                   $ 2,000                   $  8,000
  Index Fund
iShares Russell 1000 Value                                    $ 3,000                   $ 12,000
  Index Fund

Placement of Redemption Orders for Domestic Funds Using Clearing Process.
Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than the DTC Cut-Off time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

     In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

     To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the AMEX on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to IBT by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to IBT prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. If, however, a redemption order is submitted to IBT by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to IBT by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

     Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit

Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

     Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the AMEX, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

Australia
Primary Exchange Trading Hours: Monday through Friday, 10:00 a.m. to 4:00 p.m. Closing Single Price Auction: 4:00 p.m. to 4:05 p.m.
Late trading daily:  4:05p.m. to 7:00p.m.

Austria
Primary Exchange Trading Hours: Monday through Friday, 9:16 a.m. to 3:00 p.m. Electronic Quote Delivery Service (EQOS): 9:30a.m. to 3:00 p.m. (Other trading)

Belgium
Primary Exchange Trading Hours:  Monday through Friday, 10:00 a.m. to 4:45 p.m.

Brazil
Primary Exchange Trading Hours: Monday through Friday, 11:30 a.m. to 1:00 p.m.; 2:30 p.m. to 6:00 p.m.

Canada
Primary Exchange Trading Hours:  Monday through Friday, 9:30 a.m. to 4:00 p.m.

Chile
Primary Exchange Trading Hours:  Monday through Friday, 9:30 a.m. to 5:30 p.m.

Denmark
Primary Exchange Trading Hours:  Monday through Friday, 9:00 a.m. to 5:00 p.m.

Finland
Primary Exchange Trading Hours: Monday through Friday 10:30 a.m. to 5:30 p.m. Continuous trading (Preceded by a 10 min pre-matching period)

France
Primary Exchange Trading Hours: Monday through Friday, 8:30 a.m. to 10:00 a.m. (Pre-market) 10:00a.m. to 5:05 p.m.

Germany
Primary Exchange Trading Hours:  Monday through Friday, 8:30 a.m. to 5:00 p.m.

Greece

Primary Exchange Trading Hours: Monday through Friday, 10:45 a.m. to 1:30 p.m. (Pre-trading 10:15 a.m. to 10:45 a.m.)

Hong Kong
Primary Exchange Trading Hours: Monday through Friday, 10:00 a.m. to 12:30 p.m./ 2:30 p.m. to 4:00 p.m.

Indonesia
Primary Exchange Trading Hours: Monday through Thursday, 9:30 a.m. to 12:00 p.m.; :30 p.m. to 4:00 p.m. Friday; 9:30 a.m. to 11:30 a.m. and 2:00 p.m. to
4:00 p.m.

Ireland
Primary Exchange Trading Hours:  Monday through Friday, 8:30 a.m. to 5:30 p.m.

Italy
Primary Exchange Trading Hours: Monday through Friday, 8:00 a.m. to 9:30 a.m. (Pre-open)/ 9:30-5:45 (Trading)

Japan
Primary Exchange Trading Hours: Monday through Friday, 9:30 a.m. to 11:00a.m./ 12:30 pm to 3:00 pm (Osaka has a 10 min pre & post session)

Mexico
Primary Exchange Trading Hours:  Monday through Friday, 8:30 a.m. to 3:00 p.m.

Netherlands
Primary Exchange Trading Hours:  Monday through Friday, 9:30 a.m. to 4:30 p.m.

New Zealand
Primary Exchange Trading Hours: Monday through Friday, 8:30 a.m. to 9:30 a.m. (Pre-market)
9:30 a.m.  to 3:30 p.m.

Norway
Primary Exchange Trading Hours: Monday through Friday, 10:00 a.m. to 4:00 p.m. (with 1/2 hour, pre-market matching session).

Philippines
Primary Exchange Trading Hours: Monday through Friday, 9:30 a.m. to 12:00 p.m. There is a 10 minute extension at the close.

Portugal
Primary Exchange Trading Hours:  Monday through Friday, 8:30 a.m. to 4:30 p.m.

Singapore
Primary Exchange Trading Hours: Monday through Friday, 9:00 a.m. to 12:30 p.m./2:00 p.m. to 5:00 p.m.

South Africa
Primary Exchange Trading Hours: Monday through Friday, 9:30 a.m. to 1:00 p.m./ 2:00 p.m. to 4:30 p.m.

South Korea
Primary Exchange Trading Hours: Monday through Friday, 9:30 a.m. to 12:00 p.m./ 1:00 p.m. to 3:00 p.m. After-hours session 3:10 p.m. to 3:40 p.m.

Spain

Primary Exchange Trading Hours: Monday through Friday, 9:00 a.m. to 10:00 a.m. (Pre-opening) 10:00 a.m. to 5:00 p.m. (Trading)

Sweden
Primary Exchange Trading Hours:  Monday through Friday, 10:00 a.m. to 5:00 p.m.

Switzerland
Primary Exchange Trading Hours:  Monday through Friday, 9:00 a.m. to 5:00 p.m.

Taiwan
Primary Exchange Trading Hours: Monday through Friday, 9:00 a.m. to 12:00 p.m. Saturday, 9:00 a.m. to 11:00 a.m.
(Closed 2nd & 4th Saturday of each month)

Thailand
Primary Exchange Trading Hours: Monday through Friday, 10:00 a.m. to 12:30 p.m./ 2:30 p.m. to 4:30 p.m.

United Kingdom
Primary Exchange Trading Hours:  Monday through Friday, 9:00 a.m. to 4:30 p.m.

United States
Primary Exchange Trading Hours: Monday through Friday, 9:00 a.m. to 4:00 p.m. (NASDAQ) 9:30 a.m. to 4:00 p.m. (NYSE)

Venezuela
Primary Exchange Trading Hours:  Monday through Friday, 9:45 a.m. to 2:00 p.m.

Regular Holidays. The dates in calendar year 2000 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Australia
  January 3                    April 24                 August 7
  January 26                   April 25                 December 25
April 21                       June 12                  December 26

Austria
  January 6                    June 12                  December 8
  April 21                     June 22                  December 24
  April 24                     August 15                December 25
  May 1                        October 26               December 29
  June 1                       November 1

Belgium
  April 24                     June 12                  November 1
  May 1                        July 21                  December 25
  June 1                       August 15                December 26

Brazil
  March 6                      May 1                    October 12
  March 7                      June 22                  November 2
  April 21                     September 7              November 15
                                                        December 25
Canada
  January 3                    July 3                   October 9
  April 21                     August 7                 December 25

  May 22                       September 4              December 26

Chile
  April 21                     August 15                October 12
  May 1                        September 4              November 1
  June 22                      September 18             December 8
  June 28                      September 19             December 25

Denmark
  April 20                     May 19                   June 10
  April 21                     June 1                   December 24
  April 24                     June 5                   December 25
                                                        December 26
Finland
January 6                      April 24                 June 23
April 20 (early close)         May 1                    December 6
April 21                       June 1                   December 25
                                                        December 26
France
  April 21                     June 1                   November 1
  April 24                     June 12                  December 25
  May 1                        July 14                  December 26
  May 8                        August 15

Germany
  April 21                     June 1                   October 3
  April 24                     June 12                  December 25
  May 1                        June 22                  December 26

Greece
  January 6                    May 1                    December 25
  March 13                     June 19                  December 26
  April 28                     August 15


Hong Kong
  February 4                   April 24                 September 13
  February 7                   May 1                    October 2
  April 4                      May 11                   October 6
  April 21                     June 6                   December 25

Indonesia
  March 16                     May 18                   October 25
  April 4                      June 1                   December 25
  April 6                      June 15                  December 27
  April 21                     August 17                December 28

Ireland
  January 3                    April 24                 August 7
  March 17                     May 1                    October 30
  April 21                     June 5                   December 25
                                                        December 26

Italy
  April 24                     August 15                December 8

  May 1                        November 1               December 25
                                                        December 26

Japan
  January 3                    May 3                    September 15
  January 10                   May 4                    October 9
  February 11                  May 5                    November 3
  March 20                     July 20                  November 23

Korea
January 3                      May 1                    August 15
February 4                     May 5                    September 11
March 1                        May 11                   September 12
April 5                        June 6                   September 13
April 13                       July 17                  October 3
                                                        December 25

Mexico
  March 21                     May 1                    December 12
  April 20                     May 5                    December 25
  April 21                     December 1

Netherlands
  April 21                     May 5                    June 12
  April 24                     June 1                   December 25
                                                        December 26

New Zealand
  January 3                    April 21                 June 5
  January 4                    April 24                 October 23
  January 24                   April 25                 December 25
                                                        December 26
Norway
  April 20                     April 21                 April 24
  May 1                        June 1                   December 25
  May 17                       June 12                  December 26

Philippines
  February 25                  May 1                    November 2
  April 20                     June 12                  November 30
  April 21                     November 1               December 25

Portugal
  March 7                      May 1                    November 1
  April 21                     June 22                  December 1
  April 24                     August 15                December 8
  April 25                     October 5                December 25

Singapore
  February 7                   May 1                    October 26
  March 16                     May 18                   December 25
  April 21                     August 9                 December 27

South Africa
January 3                      April 27                 August 9
March 21                       May 1                    September 25

April 21                       June 16                  December 25
                                                        December 26

Spain
  January 6                    May 1                    December 6
  April 21                     October 12               December 8
  April 24                     November 1               December 25
                                                        December 26
Sweden
  January 6                    May 1                    June 23
  April 21                     June 1                   December 25
  April 24                     June 12                  December 26

Switzerland
  January 3                    May 1                    August 1
  April 21                     June 1                   December 25
  April 24                     June 12                  December 26

Taiwan (includes Saturday Trading)
  January 1                    April 3                  September 9
  January 3                    April 4                  September 12
  January 8                    April 8                  September 23
  January 22                   April 22                 October 10
  February 2                   May 1                    October 14
  February 3                   May 13                   October 28
  February 4                   May 27                   November 11
  February 5                   June 6                   November 25
  February 7                   June 10                  December 9
  February 12                  June 24                  December 23
  February 26                  July 8                   December 25
  February 28                  July 22
  March 11                     August 12
  March 25                     August 26

Thailand
  January 3                    May 1                    October 23
  February 21                  May 5                    December 5
  April 6                      May 17                   December 11
  April 13                     July 17
  April 14                     August 14

United Kingdom
  January 3                    May 1                    December 25
  April 21                     May 29                   December 26
  April 24                     August 28

United States
  January 17                   May 29                   October 9
  February 21                  July 4                   November 10
  April 21                     September 4              November 23
                                                        December 25

Venezuela
  January 3                    June 5                   November 6
  March 6                      June 26                  December 11
  March 7                      July 3                   December 25
  April 19                     July 5

  April 20                     July 24
  April 21                     August 14
  May 1

Settlement Periods Greater than Seven Days for Year 2000


------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    # of
         Country               Settlement Period               Trade Date                  Settlement             Calendar
                                                                                                                    Days
------------------------------------------------------------------------------------------------------------------------------
Belgium                          Forward Market                  12/11/00                    12/27                   16
                                     Stocks:

                               End of a two week
                                     period
------------------------------------------------------------------------------------------------------------------------------
Denmark                               T+3                        4/17/00                    4/25/00                   8
------------------------------------------------------------------------------------------------------------------------------
France                          Last day of acct                 8/1/00                     8/31/00                  30
                                  trading month
------------------------------------------------------------------------------------------------------------------------------
Germany                               T+5                       12/18/00                   12/27/00                   9
------------------------------------------------------------------------------------------------------------------------------
United Kingdom                        T+5                       12/18/00                   12/27/00                   9
------------------------------------------------------------------------------------------------------------------------------
Italy                                 T+5                       12/18/00                   12/27/00                   9
------------------------------------------------------------------------------------------------------------------------------
Norway                                T+3                        4/17/00                    4/25/00                   8
------------------------------------------------------------------------------------------------------------------------------



                                     Taxes

     The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

     Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

     A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

     Each Fund, but in particular the iShares Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will
(i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

     If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

     The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

     Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

     The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

                              Determination of NAV

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

     The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by IBT and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

     In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

                          Dividends and Distributions

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

                       Performance and Other Information

     The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

     Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Average annual total return is calculated according to the following formula: P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

     Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

     Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

     The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

     Whenever the Trust calculates total return using the market values of iShares as reported by the AMEX, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of applicable premiums or discounts against NAV.

     A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

     Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

     From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

     In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

     .  Dow Jones Industrial Average
     .  Consumer Price Index
     .  Standard & Poor's 500 Composite Stock Price Index (S&P 500)
     .  NASDAQ OTC Composite Index
     .  NASDAQ Industrials Index
     . International Finance Corporation's (Global) Composite and (Investable) Composite Indices
     .  Morgan Stanley Capital International Indices
     .  NASDAQ Composite Index
     .  Wilshire 5000 Stock Index

                           Miscellaneous Information

Counsel. Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the Trust and has passed upon the validity of the iShares of each Fund.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent auditors and accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.


                              Financial Statements


Report of Independent Accountants



To the Shareholder and Board of Trustees of iShares Russell 3000 Value Index Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the iShares Russell 3000 Value Index Fund at April 24, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



Dated: April 24, 2000                           /s/ PricewaterhouseCoopers LLP
                                                ------------------------------
                                                PricewaterhouseCoopers LLP

ASSETS:

Cash ..................................................    $       100,000

Total Assets ..........................................            100,000
                                                                   -------


LIABILITIES:

Total Liabilities                                                        0
                                                                         -
 .....................................


NET ASSETS.............................................    $       100,000
                                                                   =======


Net assets consist of:

Paid-in Capital                                            $       100,000
                                                                   -------
 .................................................

NET ASSETS:............................................    $       100,000
                                                                   =======


Shares outstanding:                                                 10,000
                                                                    ======
 .......................................................

NET ASSET VALUE:                                           $         10.00
                                                                     =====
 ...................................................


See Notes to Statement of Assets and Liabilities

NOTE 1: Organization

iShares Trust (the "Trust") is organized as a Delaware business trust pursuant to a Declaration of Trust dated December 16, 1999, and has had no operations as of the date hereof other than matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the Securities Act of 1933 and the sale and issuance of 10,000 shares of beneficial interest of the iShares Russell 3000 Value Index Fund (the Fund), a series of the Trust, to SEI Investments Distribution Co. (the "Distributor").

The Trust currently offers thirty five funds; the iShares S&P 500 Index Fund, iShares S&P 500/BARRA Growth Index Fund, iShares S&P 500/BARRA Value Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400/BARRA Growth Index Fund, iShares S&P MidCap 400/BARRA Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600/BARRA Growth Index Fund, iShares S&P SmallCap 600/BARRA Value Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund, iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones U.S. Chemicals Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Internet Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value

Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Index Fund (collectively the "Funds").

NOTE 2: Significant Accounting Policies

Use of Estimates - The preparation of this financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

NOTE 3: Investment Advisory and Other Agreements

Barclays Global Fund Advisors ("BGFA") serves as investment advisor and provides investment guidance and policy direction to the Fund. For its services to the iShares Russell 3000 Value Index Fund, BGFA will receive an annual Management Fee based on .25% of the Fund's average daily net assets. The Management Fee covers all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses.

Investors Bank & Trust Company ("IBT") serves as Administrator, Custodian and Transfer Agent for the Fund. As compensation for its services, IBT receives a fee that is accrued daily and paid monthly, based on the Fund's average daily net assets. This fee is included in the Management fee as defined above.

SEI Investments Distribution Co. serves as the Fund's underwriter and Distributor of the shares of the Fund, pursuant to a Distribution Agreement. The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor has no role in determining the investment policies of the Funds or determining which securities are to be purchased or sold by the Fund.


Expenses related to the organization and initial registration of the Trust will be borne by the BGFA.

Part C

Other Information


Item 23   Exhibits


Exhibit Number         Description

(a)                    Agreement and Declaration of Trust

(b)                    Amended and Restated By-Laws

(c)                    Not applicable

(d) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company

(e.2)                  Form of Authorized Participant Agreement

(f)                    Not applicable

(g.1)                  Custodian Agreement between the Trust and Investors Bank
                       & Trust

(g.2) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust

(g.3)                  Delegation Agreement between the Trust and Investors Bank
                       & Trust

(h.1)                  Administration Agreement between the Trust and Investors
                       Bank & Trust

(h.2) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust

(h.3i) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds

(h.3.ii) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds

(h.3.iii)              Sublicense Agreement between Barclays Global Investors,
                       N.A. and the Trust for Russell Funds

(i)                    Legal Opinion and Consent of Counsel

(j.1)                  Consent of Independent Accountants

(j.2)                  Power of Attorney

(k)                    Not Applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company

Exhibit Number         Description

(1.2) Letter of Representations between the Trust and Depository Trust Company

(m)                    Not applicable

(n)                    Not applicable

(o)                    Not applicable

(p.i)                  iShares Trust Code of Ethics

(p.ii)                 Barclays Global Investors, N.A.
                       Code of Ethics

Item 24   Persons Controlled By or Under Common Control with Registrant

None


Item 25   Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position       Principal Business(es) During the last Two Fiscal Years

Patricia Dunn           Director of BGFA and Chairman and Director of BGI
Director                45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton       Chairman of the Board of Directors of BGFA and Chief
                        Operating Officer and Director of BGI
Chairman                45 Fremont Street, San Francisco, CA  94105

Lawrence G. Tint        Director of BGFA and Director of BGI
Director                45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher       Chief Financial Officer of BGFA and BGI
Chief Financial         45 Fremont Street San Francisco, CA 94105
Officer


Item 27  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Fund's distributor, SEI Investments Distribution Company (the
"Distributor"), acts as distributor for:

SEI Daily Income Trust                                July 15, 1982
SEI Liquid Asset Trust                                November 29, 1982
SEI Tax Exempt Trust                                  December 3, 1982
SEI Index Funds                                       July 10, 1985
SEI Institutional Managed Trust                       January 22, 1987
SEI  Institutional International Trust                August 30, 1988
The Advisors' Inner Circle Fund                       November 14, 1991
The Pillar Funds                                      February 28, 1992
CUFUND                                                May 1, 1992
STI Classic Funds                                     May 29, 1992
First American Funds, Inc                             November 1, 1992
First American Investment Funds, Inc                  November 1, 1992
The Arbor Fund                                        January 28, 1993
Boston 1784 Funds                                     June 1, 1993
The PBHG Funds, Inc                                   July 16, 1993
Morgan Grenfell Investment Trust                      January 3, 1994
The Achievement Funds Trust                           December 27, 1994
Bishop Street Funds                                   January 27, 1995
CrestFunds, Inc                                       March 1, 1995
STI Classic Variable Trust                            August 18, 1995

ARK Funds                                             November 1, 1995
Huntington Funds                                      January 11, 1996
SEI Asset Allocation Trust                            April 1, 1996
TIP Funds                                             April 28, 1996
SEI Institutional Investments Trust                   June 14, 1996
First American Strategy Funds, Inc                    October 1, 1996
HighMark Funds                                        February 15, 1997
Armada Funds                                          March 8, 1997
PBHG Insurance Series Fund, Inc                       April 1, 1997
The Expedition Funds                                  June 9, 1997
Alpha Select Funds                                    January 1, 1998
Oak Associates Funds                                  February 27, 1998
The Nevis Fund, Inc                                   June 29, 1998
The Parkstone Group of Funds                          September 14, 1998
CNI Charter Funds                                     April 1, 1999
The Parkstone Advantage Fund                          May 1, 1999
Amerindo Funds, Inc                                   July 13, 1999

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.


-------------------------------------------------------------------------------------------------------------------------

Name                          Position and Office with Underwriter                   Positions and Office with Registrant

-------------------------------------------------------------------------------------------------------------------------

Alfred P. West, Jr.           Director, Chairman of the Board of Directors           None
Richard B. Lieb               Director, Executive Vice President                     None
Carmen V. Romeo               Director                                               None
Mark J. Held                  President & Chief Operating Officer                    None
Gilbert L. Beebower           Executive Vice President                               None
Dennis J. McGonigle           Executive Vice President                               None
Robert M. Silvestri           Chief Financial Officer & Treasurer                    None
Leo J. Dolan, Jr              Senior Vice President                                  None
Carl A. Guarino               Senior Vice President                                  None
Larry Hutchison               Senior Vice President                                  None
Jack May                      Senior Vice President                                  None
Hartland J. McKeown           Senior Vice President                                  None
Kevin P. Robins               Senior Vice President & General Counsel                None
Patrick K. Walsh              Senior Vice President                                  None
Robert Aller                  Vice President                                         None
Gordon W. Carpenter           Vice President                                         None
Todd Cipperman                Vice President & Assistant Secretary                   None
S. Courtney E. Collier        Vice President & Assistant Secretary                   None
Robert Crudup                 Vice President & Managing Director                     None
Richard A. Deak               Vice President & Assistant Secretary                   None
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

Name                          Position and Office with Underwriter                   Positions and Office with Registrant
-------------------------------------------------------------------------------------------------------------------------
Barbara Doyne                 Vice President                                         None
Jeff Drennen                  Vice President                                         None
James R. Foggo                Vice President & Assistant Secretary                   None
Vic Galef                     Vice President & Managing Director                     None
Lydia A. Gavalis              Vice President & Assistant Secretary                   None
Greg Gettinger                Vice President & Assistant Secretary                   None
Kathy Heilig                  Vice President                                         None
Jeff Jacobs                   Vice President                                         None
Samuel King                   Vice President                                         None
Kim Kirk                      Vice President & Managing Director                     None
John Krzeminski               Vice President & Managing Director                     None
Carolyn McLaurin              Vice President & Managing Director                     None
W. Kelso Morrill              Vice President                                         None
Mark Nagle                    Vice President                                         None
Joanne Nelson                 Vice President                                         None
Cynthia M. Parrish            Vice President & Secretary                             None
Kim Rainey                    Vice President                                         None
Rob Redican                   Vice President                                         None
Maria Rinehart                Vice President                                         None
Steve Smith                   Vice President                                         None
Daniel Spaventa               Vice President                                         None
Kathryn L. Stanton            Vice President                                         None
Lynda J. Striegel             Vice President & Assistant Secretary                   None
Lori L. White                 Vice President & Assistant Secretary                   None
Wayne M. Withrow              Vice President & Managing Director                     None
-------------------------------------------------------------------------------------------------------------------

Item 28   Location of Accounts and Records

     (a)  The Fund maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

     (b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

     (c) SEI Investments Distributor Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

     (d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29   Management Services.

Not applicable.

Item 30   Undertaking

Not applicable.

                                 Exhibit Index


Exhibit Number         Description

(a)                    Agreement and Declaration of Trust

(b)                    Amended and Restated By-Laws

(d) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company

(e.2)                  Form of Authorized Participant Agreement

(g.1)                  Custodian Agreement between the Trust and Investors Bank
                       & Trust

(g.2) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust

(g.3)                  Delegation Agreement between the Trust and Investors Bank
                       & Trust

(h.1)                  Administration Agreement between the Trust and Investors
                       Bank & Trust

(h.2) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust

(h.3i) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds

(h.3.ii) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds

(h.3.iii)              Sublicense Agreement between Barclays Global Investors,
                       N.A. and the Trust for Russell Funds

(i)                    Legal Opinion and Consent of Counsel

(j.1)                  Consent of Independent Accountants

(j.2)                  Power of Attorney

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company

(l.2) Letter of Representations between the Trust and Depository Trust Company

(p.i)                  iShares Trust Code of Ethics

(p.ii)                 Barclays Global Investors, N.A.
                       Code of Ethics